As filed with the Securities and Exchange Commission on February 9, 2007

Securities Act File No. 333-139825

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

February 23, 2007

Dear Variable Contract Owner/Plan Participant:

The Board of Trustees has called a Special Meeting of shareholders of ING Capital Guardian Small/Mid Cap Portfolio (“Capital Guardian Small/Mid Cap Portfolio”), which is scheduled for 10:00 a.m., Local time, on April 12, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Trustees of Capital Guardian Small/Mid Cap Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Capital Guardian Small/Mid Cap Portfolio with and into ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”). The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Capital Guardian Small/Mid Cap Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Capital Guardian Small/Mid Cap Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions on how to vote the shares of Capital Guardian Small/Mid Cap Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of FMRSM Diversified Mid Cap Portfolio instead of shares of Capital Guardian Small/Mid Cap Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions. It is important that your voting instructions be received no later than April 11, 2007. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Shaun Mathews
Shaun Mathews,
President and Chief Executive Officer

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ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Capital Guardian Small/Mid Cap Portfolio

Scheduled for April 12, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Capital Guardian Small/Mid Cap Portfolio  (“Capital Guardian Small/Mid Cap Portfolio”) is scheduled for April 12, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and among Capital Guardian Small/Mid Cap Portfolio and ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap Portfolio”), providing for the reorganization of Capital Guardian Small/Mid Cap Portfolio with and into FMRSM Diversified Mid Cap Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on January 19, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Capital Guardian Small/Mid Cap Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

February 23, 2007

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ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

PROXY STATEMENT/PROSPECTUS

February 23, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Portfolio Characteristics	8
Comparison of Portfolio Performance	10
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	14

COMPARISON OF FEES AND EXPENSES	18
Management Fees	18
Sub-Adviser Fees	18
Administration Fees	19
Distribution and Service Fees	19
Expense Limitation Arrangements	19
Expense Tables	20
Portfolio Expenses	20
General Information	23
Key Differences in the Rights of Capital Guardian Small/Mid Cap Portfolio’s Shareholders and FMRSM Diversified Mid Cap Portfolio’s Shareholders	23

INFORMATION ABOUT THE REORGANIZATION	24
The Reorganization Agreement	24
Reasons for the Reorganization	24
Board Considerations	25
Tax Considerations	25
Expenses of the Reorganization	25
Future Allocation of Premiums	26

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	27
Form of Organization	27
Advisers	27
Distributor	27
Dividends, Distributions, and Taxes	27
Capitalization	28

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	29
Solicitation of Proxies	29
Voting Rights	29
Other Matters to Come Before the Special Meeting	29
Shareholder Proposals	30

APPENDICES
Portfolio Manager’s Report for ING FMRSM Diversified Mid Cap Portfolio	A-1
Form of Agreement and Plan of Reorganization	B-1
Additional Information Regarding ING FMRSM Diversified Mid Cap Portfolio	C-1
Security Ownership of Certain Beneficial and Record Owners	D-1

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PROXY STATEMENT/PROSPECTUS

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

February 23, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a Special Meeting of shareholders of ING Capital Guardian Small/Mid Cap Portfolio (“Capital Guardian Small/Mid Cap Portfolio”) to be held on April 12, 2007. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Capital Guardian Small/Mid Cap Portfolio with and into ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of Capital Guardian Small/Mid Cap Portfolio are not offered directly to the public but are sold to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”) and qualified pension and retirement plans (each a “Qualified Plan”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as “shareholders” of the Portfolios.

Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), Capital Guardian Small/Mid Cap Portfolio would transfer its assets to FMRSM Diversified Mid Cap Portfolio in exchange for shares of beneficial interest of FMRSM Diversified Mid Cap Portfolio and the assumption by FMRSM Diversified Mid Cap Portfolio of Capital Guardian Small/Mid Cap Portfolio’s known liabilities as of the Closing Date (as defined below). FMRSM Diversified Mid Cap Portfolio shares would then be distributed to shareholders of Capital Guardian Small/Mid Cap Portfolio so that each shareholder would receive a number of full and fractional shares of FMRSM Diversified Mid Cap Portfolio equal to the aggregate value of the number of shares of Capital Guardian Small/Mid Cap Portfolio held by such shareholder. As a result of the Reorganization, Capital Guardian Small/Mid Cap Portfolio will distribute shares of FMRSM Diversified Mid Cap Portfolio in liquidation of Capital Guardian Small/Mid Cap Portfolio on April 28, 2007, or such other date as the parties may agree (“Closing Date”).

Because you, as a shareholder of Capital Guardian Small/Mid Cap Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of FMRSM Diversified Mid Cap Portfolio, this Proxy Statement also serves as a Prospectus for FMRSM Diversified Mid Cap Portfolio. FMRSM Diversified Mid Cap Portfolio is a diversified, open-end management investment company, which seeks long-term growth of capital, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated February 23, 2007 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Institutional Class (“Class I”), Service Class (“Class S”), and Service 2 Class (“Class S2”) Prospectuses of Capital Guardian Small/Mid Cap Portfolio, dated April 28, 2006, which are incorporated by reference (File No: 33-23512); and the Adviser Class (“ADV Class”), Class I, Class S, and Class S2 Prospectuses for FMRSM Diversified Mid Cap Portfolio, dated April 28, 2006. As of September 30, 2006, ADV Class shares of Capital Guardian Small/Mid Cap Portfolio had launched but had not commenced operations. Each Portfolio’s SAI, dated April 28, 2006, is incorporated herein by reference (File No: 33-23512). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The semi-annual report for the Portfolios, dated June 30, 2006, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-

annual report for each of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, Washington, D.C. 20549.

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix B. Also, you should consult the Class I, Class S, and Class S2 Prospectuses, all dated April 28, 2006, for more information about FMRSM Diversified Mid Cap Portfolio.

The Proposed Reorganization

At a meeting held on November 9, 2006, the Board of Trustees of Capital Guardian Small/Mid Cap Portfolio  approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•      the transfer of all of the assets of Capital Guardian Small/Mid Cap Portfolio to FMRSM Diversified Mid Cap Portfolio in exchange for shares of beneficial interest of FMRSM Diversified Mid Cap Portfolio;

•      the assumption by FMRSM Diversified Mid Cap Portfolio of the liabilities of Capital Guardian Small/Mid Cap Portfolio known as of the Closing Date (as described below);

•      the distribution of FMRSM Diversified Mid Cap Portfolio shares to the shareholders of Capital Guardian Small/Mid Cap Portfolio; and

•      the complete liquidation of Capital Guardian Small/Mid Cap Portfolio.

FMRSM Diversified Mid Cap Portfolio shares would then be distributed to shareholders of Capital Guardian Small/Mid Cap Portfolio so that each shareholder would receive a number of full and fractional shares of FMRSM Diversified Mid Cap Portfolio equal to the aggregate value of shares of Capital Guardian Small/Mid Cap Portfolio held by such shareholder.

As a result of the Reorganization, each owner of Class I, Class S, and Class S2 shares of Capital Guardian Small/Mid Cap Portfolio would become a shareholder of the corresponding share class of FMRSM Diversified Mid Cap Portfolio. The Reorganization is expected to be effective on April 28, 2007, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, the corresponding share class of FMRSM Diversified Mid Cap Portfolio having an aggregate value equal to the aggregate value of the shares of Capital Guardian Small/Mid Cap Portfolio held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•      The Portfolios have similar investment objectives; Capital Guardian Small/Mid Cap Portfolio seeks long-term capital appreciation, while FMRSM Diversified Mid Cap Portfolio seeks long-term growth of capital;

•      The Portfolios have similar investment strategies except that FMRSM Diversified Mid Cap Portfolio focuses more on medium capitalization stocks;

•      The Portfolios are advised by Directed Services, LLC (“DSL”)(1); Capital Guardian Small/Mid Cap Portfolio is sub-advised by Capital Guardian Trust Company, while FMRSM Diversified Mid Cap Portfolio is sub-advised by Fidelity Management & Research Company;

•      FMRSM Diversified Mid Cap Portfolio is the much larger fund (approximately $758 million versus $438.9 million for Capital Guardian Small/Mid Cap Portfolio as of September 30, 2006);

•      The 1-year, 3-year, and 5-year performance of FMRSM Diversified Mid Cap Portfolio is superior;

•      The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Capital Small/Mid Cap Portfolio nor its shareholders, nor FMRSM Diversified Mid Cap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement;

•      The purchase and redemption of shares of each Portfolio may be made only by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemptions of shares;

•      Each Portfolio is distributed by IFD;

•      Certain holdings of Capital Guardian Small/Mid Cap Portfolio that are transferred to FMRSM Diversified Mid Cap Portfolio in connection with the Reorganization may be sold prior to or shortly after the Reorganization; such sales would result in increased transaction costs and may result in the realization of taxable gains or losses for the Portfolios;

(1) Prior to December 31, 2006, the Portfolios were advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006, DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the investment advisory functions of DSI and ING Life Insurance and Annuity Company (“ILIAC”), both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL, effective December 31, 2006.  DSL is a dually registered investment adviser and broker-dealer.  The management personnel responsible for the provision of investment advisory services to the Portfolios and the nature and level of services provided to the Portfolio will not change as a result of the internal reorganization.  As part of this reorganization, effective December 31, 2006, ING Funds Distributor, LLC (“IFD”) replaced DSI as the distributor to the Portfolios.

•      The Portfolios pay DSL, a monthly fee expressed as an annual rate ( “unified fee”), for which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios;  while it appears that shareholders of Capital Guardian Small/Mid Cap Portfolio will pay a slightly higher unified fee at current asset levels [0.64% v. 0.65% (as a % of the Portfolio’s average daily net assets)], after becoming shareholders of FMRSM Diversified Mid Cap Portfolio, FMRSM Diversified Mid Cap Portfolio’s fee schedule includes breakpoints, which would have the effect of reducing the unified fee rate payable by FMRSM Diversified Mid Cap Portfolio to 0.63%; and

•      The proposed Reorganization is expected to result in lower gross and net operating expenses per share for shareholders of the disappearing Capital Guardian Small/Mid Cap Portfolio.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2006 are as follows:

	ADV Class		Class I	Class S	Class S2
Gross Expenses Before the Reorganization:
Capital Guardian Small/Mid Cap Portfolio(1)	N/A		0.64%	0.89%	1.14%
FMRSM Diversified Mid Cap Portfolio(1)	1.40%		0.65%	0.90%	1.15%

	ADV Class		Class I	Class S	Class S2
Net Expenses Before the Reorganization (After Fee Waiver)
Capital Guardian Small/Mid Cap Portfolio(1)	N/A		0.64%	0.89%	1.04	%(2)
FMRSM Diversified Mid Cap Portfolio(1)	1.25	%(2)	0.65%	0.90%	1.05	%(2)

	ADV Class		Class I	Class S	Class S2
After the Reorganization: FMRSM Diversified Mid Cap Portfolio Pro Forma
Gross estimated expenses of FMRSM Diversified Mid Cap Portfolio(1)	1.38%		0.63%	0.88%	1.13%
Net estimated expenses of FMRSM Diversified Mid Cap Portfolio(1)	1.23	%(2)	0.63%	0.88%	1.03	%(2)

(1)  The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of each Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for each Portfolio.

(2)  ING Funds Distributor, LLC (“IFD”) has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES (“BOARD”) OF CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio:

	Capital Guardian Small/Mid Cap Portfolio	FMRSM Diversified Mid Cap Portfolio

Investment Objective	Long-term capital appreciation.	Long-term growth of capital.

Principal Investment Strategies

•      The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization (“small/mid-cap”) companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•      The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000® Index and Russell Midcap® Index. These two indices added together represent the smallest 2800 companies in the Russell 3000® Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index.

•      The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

•      The Sub-Adviser is not constrained by a particular investment style and may invest in “growth” or “value” securities.

•      Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights.

•      The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.

•      The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks. The Sub-Adviser normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

•      Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400 (“S&P MidCap 400”) Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index.

•      The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

•      The Sub-Adviser may invest up to 25% of the Portfolio’s assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

•      The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in

	Capital Guardian Small/Mid Cap Portfolio	FMRSM Diversified Mid Cap Portfolio

•      The Portfolio may hold American Depositary Receipts (“ADRs”), which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

•      The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

•      The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

•      The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	DSL	DSL

Sub-Adviser	Capital Guardian Trust Company	Fidelity Management & Research Company

Portfolio Manager(s)	James S. Kang, Karen A. Miller, Kathryn M. Peters, Theodore R. Samuels, and Lawrence R. Solomon.	Tom Allen

As you can see from the chart, the investment objectives of the Portfolios are similar. FMRSM Diversified Mid Cap Portfolio’s investment strategy, however, differs from that of Capital Guardian Small/Mid Cap Portfolio in that FMRSM Diversified Mid Cap Portfolio normally invests at least 80% of its assets in the securities of mid-cap companies, while Capital Guardian Small/Mid Cap Portfolio invests at least 80% of its assets in the securities of small- and mid-cap companies. Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the portfolio characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2006:

	Capital Guardian Small/Mid Cap Portfolio		FMRSM Diversified Mid Cap Portfolio
Net Assets		$460,723,811		$765,581,847
Number of Holdings		171		412
Portfolio Turnover Rate(1)		17		77
Average market capitalization of companies in the Portfolio		$3,836,595,347		$11,945,932,333
Market capitalization range of companies in Portfolio:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)		11.6%		31.1%
Holdings in companies with market capitalizations between $10 billion and $5 billion (as a % of market value*)		13.9%		16.0%
Holdings in companies with market capitalizations under $5 billion (as a % of market value*)		74.5%		52.9%
Top 5 Industries (as % of net assets)	Semiconductors	8.9%	Mining	8.6%
	Misc Manufacturing	5.9%	Oil and Gas	8.3%
	Electronics	5.5%	Oil and Gas Services	6.8%
	Banks	5.3%	Insurance	5.1%
	REITs	4.7%	Electronics	4.6%
U.S. Equity Securities (as a % of market value*)		93.3%		74.0%
Foreign Securities (as a % of market value*)		6.7%		26.0%
Securities Lending Collateral (as a % of market value*)		27.5%		21.5%
Top 10 Holdings (as a % of net assets)	International Rectifier Corp.	2.6%	Newmont Mining Corp.	3.1%
	Delta Petroleum Corp.	2.4%	Noble Corp.	2.6%
	Campbell Soup Co.	2.2%	Rockwell Automation, Inc.	1.6%
	Furniture Brands Intl., Inc.	1.9%	Hess Corp.	1.6%
	Texas Industries, Inc.	1.9%	AGCO Corp.	1.5%
	Millennium Pharmaceuticals, Inc.	1.8%	Thermo Electron Corp.	1.5%

Flextronics Intl. Ltd.	1.7%	Harsco Corp.	1.5%
Fluor Corp.	1.6%	Assurant, Inc.	1.2%
Georgia Gulf Corp.	1.6%	American Intl. Group, Inc.	1.1%
Actuant Corp.	1.6%	Freeport-McMoRan Copper & Gold, Inc.	1.0%

*              Excluding fixed-income securities and short-term investments.

(1)           For the six-month period June 30, 2006.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios for each of the past 10 calendar years. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan. Any charges will reduce your return. Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. Past performance is not necessarily an indication of how the Portfolios will perform in the future.

Capital Guardian Small/Mid Cap Portfolio

Calendar Year-by-Year Returns(1)(2)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)

During the period shown in the chart, the Portfolio’s Class S shares’ best quarterly performance was 33.90% for the 4th quarter of 1999, and the Portfolio’s Class S shares’ worst quarterly performance was (25.69)% for the 3rd quarter of 2001.

FMRSM Diversified Mid Cap Portfolio

Calendar Year-by-Year Returns(1)(2)(3)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)

During the period shown in the chart, the Portfolio’s Class S shares’ best quarterly performance was 18.53% for the 4th quarter of 2001, and the Portfolio’s Class S shares’ worst quarterly performance was (18.69)% for the 3rd quarter of 2002.

(3)	Class S shares commenced operations on October 2, 2000.

Average Annual Total Return

(For the periods ended June 30, 2006)

	1 Year (Or life of Class)		5 Years (Or life of Class)		10 Years (Or life of Class)
Capital Guardian Small/Mid Cap Portfolio
ADV Class Return(1)	N/A		N/A		N/A
Russell Midcap® Index(2)	N/A		N/A		N/A
Custom Russell 2800 Index(3)	N/A		N/A		N/A
Class I Return	(5.75	)%(1)	N/A		N/A
Russell Midcap® Index(2)	3.25	%(4)	N/A		N/A
Custom Russell 2800 Index(3)	(3.71	)%(4)	N/A		N/A
Class S Return	6.88%		1.73%		6.61%
Russell Midcap® Index(2)	13.66%		9.92%		12.06%
Custom Russell 2800 Index(3)	13.89%		9.58%		11.27%
Class S2 Return	6.71	%(1)	11.64%		N/A
Russell Midcap® Index(2)	13.66%		19.00	%(4)	N/A
Custom Russell 2800 Index(3)	13.89%		18.96	%(4)	N/A
FMRSM Diversified Mid Cap Portfolio
ADV Class Return	0.72	%(1)	N/A		N/A
S&P MidCap 400 Index(5)	4.24	%(6)	N/A		N/A
Class I Return	13.14	%(1)	N/A		N/A
S&P MidCap 400 Index(5)	7.34	%(6)	N/A		N/A
Class S Return	21.06%		9.93%		N/A
S&P MidCap 400 Index(5)	12.98%		14.08	%(6)	N/A
Class S2 Return	21.02%		19.42	%(1)	N/A
S&P MidCap 400 Index(5)	12.98%		16.63	%(6)	N/A

(1)   ADV Class shares of Capital Guardian Small/Mid Cap Portfolio had not commenced operations as of June 30, 2006. Class I shares, Class S shares and Class S2 shares of Capital Guardian Small/Mid Cap Portfolio commenced operations on April 28, 2006, January 3, 1996 and September 9, 2002, respectively. ADV Class shares, Class I shares, Class S shares and Class S2 shares of FMRSM Diversified Mid Cap Portfolio commenced operations January 17, 2006, August 15, 2005, October 2, 2001 and September 9, 2002, respectively.

(2)   The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index.

(3)   The Custom Russell 2800 Index is defined as the combination of the Russell 2000® and the Russell Midcap® Indicies.

(4)   Index returns for Class I shares and Class S2 shares of Capital Guardian Small/MidCap Portfolio are for the period beginning May 1, 2006 and the period beginning September 1, 2002, respectively.

(5)   S&P MidCap 400 Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representations.

(6)   The index returns for ADV Class shares, Class I shares, Class S shares and Class S2 shares of FMRSM Diversified Mid Cap Portfolio are for the period beginning January 1, 2006, August 1, 2005, October 1, 2001 and September 1, 2002, respectively.

For a discussion by the sub-adviser regarding the performance of FMRSM Diversified Mid Cap Portfolio for the fiscal year ended December 31, 2005, see Appendix A to this Proxy Statement/Prospectus. Additional information regarding FMRSM Diversified Mid Cap Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because there are some similarities in the investment objectives and strategies of the Portfolios, many of the risks of investing in FMRSM Diversified Mid Cap Portfolio are the same as the risks of investing in Capital Guardian Small/Mid Cap Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

Equity Securities Risk. Both Portfolios are subject to equity securities risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Both Portfolios are subject to foreign investment risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Both Portfolios are subject to growth investing risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Manager Risk. Both Portfolios are subject to manager risk. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. A Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market and Company Risk. Both Portfolios are subject to market and company risk. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Both Portfolios are subject to market capitalization risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Mid-Capitalization Company Risk. Both Portfolios are subject to mid-capitalization company risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Securities Lending Risk. Both Portfolios are subject to securities lending risk. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Both Portfolios are subject to small-capitalization company risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Value Investing Risk. Both Portfolios are subject to value investing risk. A Portfolio may invest in “value” stocks. A Sub-Adviser may be wrong in its assessment of a company’s value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio’s relative performance may suffer.

Convertible Securities Risk. Capital Guardian Small/Mid Cap Portfolio is subject to convertible securities risk. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Depositary Receipts Risk. Capital Guardian Small/Mid Cap Portfolio is subject to depositary receipts risk. Certain Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

OTC Investment Risk. Capital Guardian Small/Mid Cap Portfolio is subject to over-the-counter investment risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Derivatives Risk. FMRSM Diversified Mid Cap Portfolio is subject to derivatives risk. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio’s use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Emerging Markets Risk. FMRSM Diversified Mid Cap Portfolio is subject to emerging markets risk. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Other Investment Companies Risk. FMRSM Diversified Mid Cap Portfolio is subject to other investment companies risk. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), Nasdaq-100 Index Tracking Stocks (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. FMRSM Diversified Mid Cap Portfolio is subject to portfolio turnover risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of FMRSM Diversified Mid Cap Portfolio, see “Appendix C: Additional Information Regarding FMRSM Diversified Mid Cap Portfolio.”

Management Fees (Unified Fees)

Each Portfolio pays its respective investment adviser (“Adviser”), a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of Net Assets)
Capital Guardian Small/Mid Cap Portfolio(1)

0.75% on the first $750 million of average daily net assets;
0.70% on the next $1.25 billion of average daily net assets;
0.65% on the next $1.5 billion of average daily net assets; and
0.60% on the average daily net assets in excess of $3.5 billion.

FMRSM Diversified Mid Cap Portfolio(2)	0.65% of the first $800 million of average daily net assets; 0.60% on the next $700 million; and 0.58% thereafter.

If the Reorganization is approved by shareholders,FMRSM Diversified Mid Cap Portfolio will continue to pay the same management fee currently in place. For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 28, 2006.

(1)   For purposes of calculating advisory fees, the assets of Capital Guardian Small/Mid Cap Portfolio are combined with those of seven other portfolios, each a separate series of ING Investors Trust.

(2)   For purposes of calculating advisory fees, the assets of FMRSM Diversified Mid Cap Portfolio are combined with those of another portfolio that is a separate series of ING Investors Trust.

Sub-Adviser Fees

DSL, the Adviser to the Portfolios, pays Capital Guardian Trust Company and Fidelity Management & Research Company, the sub-adviser to Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by DSL to each Portfolio’s sub-adviser, as a percentage of that Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)
Capital Guardian Small/Mid Cap Portfolio

0.60% of the first $125 million of the

Portfolio’s average daily net assets;

0.50% on the next $125 million of the

Portfolio’s average daily net assets;

0.40% on the next $150 million of the

Portfolio’s average daily net assets; and

0.35% thereafter.

FMRSM Diversified Mid Cap Portfolio	0.40% of the first $250 million of the Portfolio’s average daily net assets; and 0.35% of the Portfolio’s average daily net assets in excess of $250 million.

If the Reorganization is approved by shareholders, the Adviser will pay the sub-advisory fee to Capital Guardian Trust Company, at the fee rate listed above for FMRSM Diversified Mid Cap Portfolio. As a result of the slightly lower sub-advisory fee after the Reorganization, DSL, the Adviser to FMRSM Diversified Mid Cap Portfolio, will be able to retain more of the advisory fee. Based on the net assets in the Portfolio as of September 30, 2006, the additional retained amount is estimated to be approximately $309,000 per year. If net assets in the Portfolio increase, so does the benefit to the Adviser. Generally, the lower sub-advisory fee has the effect of enhancing the Adviser’s profitability.

Administration Fees

 The Management Agreement between ING Investors Trust (“IIT” or “Trust”), on behalf of the Portfolios, and the investment adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for the Portfolio.

Distribution and Service Fees

Each Portfolio pays the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” on pages 21 and 22. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ING Funds Distributor, LLC (“IFD”) has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

Expense Limitation Arrangements

There are no expense limitation agreements in place for either Portfolio.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Capital Guardian Small/Mid Cap Portfolio	FMRSM Diversified Mid Cap Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None	None

Neither Capital Guardian Small/Mid Cap Portfolio nor FMRSM Diversified Mid Cap Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2006. Pro forma fees show estimated fees ofFMRSM Diversified Mid Cap Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of June 30, 2006 (Unaudited)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees (Unified Fees)	Distribution (12b-1) Fee(2)	Shareholder Servicing Fee	Other Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment (2)	Net Expenses
ADV CLASS
Capital Guardian Small/Mid Cap Portfolio(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
FMRSM Diversified Mid Cap Portfolio(3)	0.65%	0.50%	0.25%	—	1.40%	(0.15)%	1.25%
FMRSM Diversified Mid Cap Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(3)	0.63%	0.50%	0.25%	—	1.38%	(0.15)%	1.23%
CLASS I
Capital Guardian Small/Mid Cap Portfolio(3)	0.64%	N/A	N/A	—	0.64%	—	0.64%
FMRSM Diversified Mid Cap Portfolio(3)	0.65%	N/A	N/A	—	0.65%	—	0.65%
FMRSM Diversified Mid Cap Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(3)	0.63%	N/A	N/A	—	0.63%	—	0.63%

(1)                         The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2006, as adjusted for contractual changes and waivers, if any.

(2)                         IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)                         The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of each Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

Annual Portfolio Operating Expenses

As of June 30, 2006 (Unaudited)(1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees (Unified Fees)	Distribution (12b-1) Fee(2)	Shareholder Servicing Fee	Other Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment (2)	Net Expenses
CLASS S
Capital Guardian Small/Mid Cap Portfolio(3)	0.64%	N/A	0.25%	—	0.89%	—	0.89%
FMRSM Diversified Mid Cap Portfolio(3)	0.65%	N/A	0.25%	—	0.90%	—	0.90%
FMRSM Diversified Mid Cap Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(3)	0.63%	N/A	0.25%	—	0.88%	—	0.88%
CLASS S2
Capital Guardian Small/Mid Cap Portfolio(3)	0.64%	0.25%	0.25%	—	1.14%	(0.10)%	1.04%
FMRSM Diversified Mid Cap Portfolio(3)	0.65%	0.25%	0.25%	—	1.15%	(0.10)%	1.05%
FMRSM Diversified Mid Cap Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(3)	0.63%	0.25%	0.25%	—	1.13%	(0.10)%	1.03%

(1)                       The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2006, as adjusted for contractual changes and waivers, if any.

(2)                       IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(3)                       The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of each Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

	Capital Guardian Small/Mid Cap Portfolio				FMRSM Diversified Mid Cap Portfolio*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class *	N/A	N/A	N/A	N/A	$127	$428	$752	$1,667
Class I	$65	$205	$357	$798	$66	$208	$362	$810
Class S	$91	$284	$493	$1,096	$92	$287	$498	$1,108
Class S2*	$106	$352	$618	$1,377	$107	$355	$623	$1,389

	Estimated Pro Forma: * FMRSM Diversified Mid Cap Portfolio
	1 Year	3 Years	5 Years	10 Years
ADV Class*	$125	$422	$741	$1,644
Class I	$64	$202	$351	$786
Class S*	$90	$281	$488	$1,084
Class S2	$105	$349	$613	$1,366

*                                         This Example reflects the contractual expense limits for the one-year period and the first year of the three-, five-, and ten-year periods.

General Information

Certain holdings of Capital Guardian Small/Mid Cap Portfolio that are transferred to FMRSM Diversified Mid Cap Portfolio in connection with the Reorganization may be sold prior to or shortly after the Reorganization. Such sales would result in increased transaction costs and may result in the realization of taxable gains or losses for the Portfolios.

Key Differences in the Rights of Capital Guardian Small/Mid Cap Portfolio’s Shareholders and FMRSM Diversified Mid Cap Portfolio’s Shareholders

Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio are each organized as a separate series of IIT, which is a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. As such, both are governed by the laws of the commonwealth of Massachusetts. There is no difference in the rights of shareholders of the Portfolios. The rights and powers contained in the Declaration of Trust and Bylaws include the following:

•                  Shareholders have the power to amend the Declaration of Trust, but Trustees may also do so if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

•                  The shareholders shall have the power to vote with respect to the election and removal of Trustees, investment advisory contract, merger, consolidation or sale of assets.

•                  The Trustees have the power to amend Bylaws.

Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Portfolio. As such, shareholders have no personal liability for each Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Capital Guardian Small/Mid Cap Portfolio in exchange for shares of beneficial interest of FMRSM Diversified Mid Cap Portfolio and the assumption by FMRSM Diversified Mid Cap Portfolio of Capital Guardian Small/Mid Cap Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of FMRSM Diversified Mid Cap Portfolio shares to shareholders of Capital Guardian Small/Mid Cap Portfolio, as provided for in the Reorganization Agreement. Capital Guardian Small/Mid Cap Portfolio will then be liquidated.

Each shareholder of Class I, Class S, and Class S2 shares of Capital Guardian Small/Mid Cap Portfolio will hold, immediately after the Closing Date, the corresponding share classes of FMRSM Diversified Mid Cap Portfolio having an aggregate value equal to the aggregate value of the shares of Capital Guardian Small/Mid Cap Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares ofFMRSM Diversified Mid Cap Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Capital Guardian Small/Mid Cap Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. DSL also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of Trustees of the Portfolios at a meeting held on November 9, 2006. The Trustees of the Portfolios, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow Capital Guardian Small/Mid Cap Portfolio’s shareholders to continue to participate in a professionally-managed portfolio that seeks long-term growth of capital. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of Capital Guardian Small/Mid Cap Portfolio.

Board Considerations

The Board of Trustees of Capital Guardian Small/Mid Cap Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Fund complex;

•                  the potential benefits of the transaction to shareholders, including that the surviving Portfolio would have a larger asset base and should be better positioned to achieve economies of scale;

•                  the relative investment performance of Capital Guardian Small/Mid Cap Portfolio as compared to FMRSM Diversified Mid Cap Portfolio, including that the 1-year and 3-year performance of FMRSM Diversified Mid Cap Portfolio is superior to that of Capital Guardian Small/Mid Cap Portfolio;

•                  the expense ratios and information regarding fees and expenses of Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio, including that the proposed Reorganization is expected to result in a lower net expense ratio for shareholders of the disappearing Capital Guardian Small/Mid Cap Portfolio;

•                  the relative size of the Portfolios and the fact that the disappearing Portfolio, which is Capital Guardian Small/Mid Cap Portfolio, has lower asset levels;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

•                  the similarities and differences between investment objectives and strategies of FMRSM Diversified Mid Cap Portfolio and those of Capital Guardian Small/Mid Cap Portfolio;

•                  all fees and expenses in connection with the Reorganization will be borne by the Adviser, DSL, and not the Portfolios;

•                  the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

•                  any benefits that may be realized by the Adviser including that after the Reorganization, DSL, the Adviser to FMRSM Diversified Mid Cap Portfolio, will be able to retain more of the advisory fee (based on the net assets in the Portfolio as of September 30, 2006, the additional retained amount is estimated to be about $309,000 per year); and

•                  the tax consequences of the Reorganization to Capital Guardian Small/Mid Cap Portfolio and its shareholders, including the tax-free nature of the transaction.

The Board of Trustees also considered the future potential benefits to DSL in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

The Trustees of Capital Guardian Small/Mid Cap Portfolio recommend that shareholders approve the Reorganization with FMRSM Diversified Mid Cap Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither Capital Guardian Small/Mid Cap Portfolio nor its shareholders, nor FMRSM Diversified Mid Cap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne by DSL, the Adviser to the Portfolios. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Proxy

Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Capital Guardian Small/Mid Cap Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the Capital Guardian Small/Mid Cap Portfolio will be allocated to the FMRSM Diversified Mid Cap Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio are each a series of IIT, an open-end management investment company organized as a Massachusetts business trust. IIT is governed by a Board of Trustees consisting of eleven members. For more information on the history of the Trust, see its SAI.

Advisers

DSL, a Delaware limited liability company, serves as the Adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with the NASD as a broker-dealer. As of June 30, 2006, DSL managed over $24.5 billion in registered investment company assets.(1) DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of each Portfolio. DSL is responsible for monitoring the investment programs and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Board or its Adviser. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or the investment adviser may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Boards’ approval of portfolio management relationships, please refer to each Capital Guardian Small/Mid Cap Portfolio’s annual report dated December 31, 2005, and FMR Diversified Mid Cap Portfolio annual report, dated December 31, 2005. DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

Distributor

IFD serves as the distributor for the Portfolios. IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD.

To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Dividends, Distributions, and Taxes

Each Portfolio distributes to its insurance company separate accounts substantially all its net investment income and net capital gains, if any, each year. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-chapter M of the Code. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company’s separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

(1) This reflects the assets under management of DSI before it was reorganized into DSL effective December 31, 2006.

If the Reorganization Agreement is approved by Capital Guardian Small/Mid Cap Portfolio’s shareholders, then as soon as practicable before the Closing Date, Capital Guardian Small/Mid Cap Portfolio will pay insurance company separate accounts that own its shares a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2006, and on a pro forma basis as of June 30, 2006 giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Capital Guardian Small/Mid Cap Portfolio
ADV Class	n/a	n/a	n/a
Class I	$957	$12.11	79
Class S	$451,447,456	$12.12	37,252,476
Class S2	$9,275,398	$12.07	768,668
FMRSM Diversified Mid Cap Portfolio
ADV Class	$2,484,834	$14.02	177,284
Class I	$83,759,720	$14.12	5,929,982
Class S	$641,854,207	$14.08	45,573,221
Class S2	$37,483,086	$14.04	2,670,679
Pro Forma – FMRSM Diversified Mid Cap Portfolio including Capital Guardian Small/Mid Cap Portfolio
ADV Class	$2,484,834	$14.02	177,284
Class I	$83,760,677	$14.12	5,930,050	*
Class S	$1,093,301,663	$14.08	77,627,096	*
Class S2	$46,758,484	$14.04	3,331,553	*

*      Reflects new shares issued, net of retired shares of Capital Guardian Small/Mid Cap Portfolio of (11), (5,198,601) and (107,794) on Class I, Class S and Class S2, respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 23, 2007. In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-366-0066.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Capital Guardian Small/Mid Cap Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Capital Guardian Small/Mid Cap Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote the Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Capital Guardian Small/Mid Cap Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

Only shareholders of Capital Guardian Small/Mid Cap Portfolio at the close of business on January 19, 2007 (the “Record Date”) will be entitled to be present and give voting instructions for Capital Guardian Small/Mid Cap Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 11, 2007.  As of the Record Date, the following shares of beneficial interest of Capital Guardian Small/Mid Cap Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class	77.978
Class I	78.934
Class S	32,991,355.352
Class S2	717,159.670
Total	33,708,671.934

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of January 19, 2007, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix D hereto lists the persons that, as of January 19, 2007, owned beneficially or of record 5% or more of the outstanding shares of any Class of Capital Guardian Small/Mid Cap Portfolio or FMRSM Diversified Mid Cap Portfolio.

Other Matters to Come Before the Special Meeting

Capital Guardian Small/Mid Cap Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Capital Guardian Small/Mid Cap Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Capital Guardian Small/Mid Cap Portfolio’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.,
Secretary

February 23, 2007

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

PORTFOLIO MANAGER’S REPORT FOR ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

Set forth below is an excerpt from FMRSM Diversified Mid Cap Portfolio’s annual report dated December 31, 2005.

*              *              *              *

MARKET PERSPECTIVE:  YEAR ENDED DECEMBER 31, 2005

The ING FMRSM Diversified Mid Cap Portfolio (the “Portfolio”) seeks long-term growth of capital. The Portfolio is managed by Tom Allen, Vice President and Portfolio Manager, Fidelity Management & Research Company (“FMR”)—the Sub-Adviser.

Performance: For the year ended December 31, 2005, the Portfolio’s Class S shares provided a total return of 16.90% compared to Standard & Poor’s (“S&P”) MidCap 400 Index, which returned 12.56% for the same period.

Portfolio Specifics: Pessimism abounded in 2005 as news flow was flush with stories related to high energy prices, increasing interest rates, inflation fears, and a collapsing housing market. Meanwhile, corporate profits remained robust, consumers continued to spend, and the economy remained on solid footing. The net effect was a stock market that did not make a meaningful move in any direction. The S&P 500 Index rose 4.9% during the year. The Fed continued its “measured pace” of rate increases, boosting the Fed Funds Rate eight times during the year. Despite the Fed’s increases, long-term rates remained stubbornly low. The price of oil dominated headlines during the year as it was up more than 60% at one point during the year before retreating toward year-end. This was a boon to energy companies, the returns of which far outpaced that of the rest of the market. In this environment, the Portfolio outperformed the S&P MidCap 400 Index. The Portfolio’s overweighted position in energy was the largest contributor to relative performance, as oil and natural gas prices crept higher through much of the one-year period. Favorable security selection in the energy sector also helped relative performance, as the Portfolio favored oil refiners, which outperformed the rest of the sector. Also contributing to relative performance was favorable security selection in the materials sector, where the Portfolio emphasized a few precious metals stocks that performed well. On the negative side, detractors from relative performance included an overweighted position and unfavorable security selection in the consumer staples sector, where the Portfolio owned a few food and agricultural companies that performed poorly. Elsewhere, technology stocks also detracted from relative performance, as the Portfolio experienced unfavorable security selection in the technology hardware industry.

As for Current Strategy and Outlook: The Sub-Adviser normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.

Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the Standard & Poor’s MidCap 400 IndexTM (“S&P MidCap 400 IndexTM”). A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment.

Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio’s assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub- Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

*****

A-1

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO - PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended December 31, 2005

	1 Year	5 Year	Since Inception of Class I August 15, 2005		Since Inception of Class S October 2, 2000		Since Inception of Class S2 September 9, 2002
Class I	—	—	6.17%		—		—
Class S	16.90%	7.83%	—		7.27%		—
Class S2	16.76%	—	—		—		20.34%
S&P MidCap 400 Index(1)	12.56%	8.60%	2.98	%(2)	7.37	%(3)	17.88	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING FMRSSM Diversified Mid Cap Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has no cash in its portfolio, impose no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of the fee waivers and/or expense reimbursements by the investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)   The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(2)   Since inception performance of the Index is shown from August 1, 2005.

(3)   Since inception performance of the Index is shown from October 1, 2000.

(4)   Since inception performance of the Index is shown from September 1, 2002.

A-2

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 9th day of November, 2006, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of ING FMRSMDiversified Mid Cap Portfolio (the “Acquiring Portfolio”), a separate series of the Trust, and the Trust, on behalf of ING Capital Guardian Small/Mid Cap Portfolio (the “Acquired Portfolio”), another separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class, Service Class, Service 2 Class and Institutional Class voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are each a series of an open-end, registered investment company of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be so credited to Adviser Class, Service Class, Service 2 Class and Institutional Class Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Adviser Class, Service Class, Service 2 Class and Institutional Class shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Adviser Class, Service Class, Service 2 Class and Institutional Class shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by the Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent accountants.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be April 28, 2007, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two (2) business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five (5) business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Adviser Class, Service Class, Service 2 Class and Institutional Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Portfolio as follows:

(a)           The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)            The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Portfolios of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)            Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a)           The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Portfolios of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)            Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (for purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio’s Portfolio information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

6.3.          The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3.          The Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.          The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, neither the Acquired Portfolio nor the Acquiring Portfolio may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          The Acquired Portfolio, and the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring and Acquired Portfolio, Directed Services, LLC. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Acquired Portfolio and the Acquiring Portfolio agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before July 31, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Adviser Class, Service Class, Service 2 Class and Institutional Class Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, at 7337 East Doubletree Ranch Road, Scottsdale,

Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	ING INVESTORS TRUST on behalf of its
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Series

By:
SECRETARY

Title:

Attest:	ING INVESTORS TRUST on behalf of its
ING CAPITAL GUARDIAN SMALL/MID CAP
PORTFOLIO Series

By:
SECRETARY

Title:

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APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING FMRSMDIVERSIFIED MID CAP PORTFOLIO

(“PORTFOLIO”)

SHAREHOLDER GUIDE

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”) and as an investment option to qualified pension and retirement plans (“Qualified Plans”). The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (“Board”) intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Determination of Net Asset Value

The NAV per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•              Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•              Securities of an issuer that has entered into a restructuring;

•              Securities whose trading has been halted or suspended;

•              Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•              Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Investment Adviser

Directed Services, LLC (“DSL” or Adviser”), a Delaware limited liability company, serves as the adviser to FMRSM Diversified Mid Cap Portfolio.(1) DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser and is registered with the NASD as a broker-dealer. DSL is a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of June 30, 2006, DSL managed over $24.5 billion in registered investment company assets.(2)  The principal address of DSL is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s portfolio. DSL is responsible for monitoring the investment program and performance of the Portfolio’s sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

(1) Prior to December 31, 2006, the Portfolio was advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006 DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the advisory functions of DSI and ING Life Insurance and Annuity Company (“ILIAC”), both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL effective December 31, 2006.  DSL is a dually registered investment adviser and broker dealer.  The management personnel responsible for the provision of investment advisory services to the Portfolio and the nature and level of services provided to the Portfolio will not change as a result of this internal reorganization.

(2) This reflects the assets under management of DSI before it was reorganized into DSL effective December 31, 2006.

Sub-Adviser

DSL has engaged Fidelity Management & Research Company (“FMR” or “Sub-Adviser”) as Sub-Adviser to the Portfolio. While FMR is the Sub-Adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of June 30, 2006, FMR managed approximately $1.2 trillion in mutual fund assets.

Tom Allen has served as the portfolio manager for the Portfolio since February 2004. Mr. Allen is a Vice President of FMR. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies. The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

DSL pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio. DSL pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 28, 2006, provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolio. DSL procures and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. DSL also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

ING Investors Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Adviser its portfolio management fee. The management fee paid to DSL is distinct because ING Investors Trust has a “bundled” fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

Pursuant to an Administrative Services Sub-Contract between ING Investors Trust, on behalf of the Portfolio and ING Funds Services, LLC (“IFS”), IFS has agreed to provide certain administrative services necessary to properly conduct the Portfolio’s business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio’s compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio.

Portfolio Distribution

IFD (the “Distributor”) is the principal underwriter and distributor of the Portfolio. IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact

NASD Regulation, Inc. at www.nasdr.com or the NASD BrokerCheck Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Service Class (“Class S”), Service 2 Class, Adviser Class and Institutional Class. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

Service Fees

ING Investors Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S shares of the Portfolio. The Agreement allows IFD, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to IFD at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio’s Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING Groep entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary’s customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.

Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI for the Portfolio. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1).

The Portfolio’s complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

Except for the period ended June 30, 2006, the information in the table below has been derived from ING FMRSM Diversified Mid Cap Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.  For the period ended June 30, 2006, the financial statements are unaudited.

ADV Class
January 17, 2006 (1)
to June 30,
2006
(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$13.92
Income (loss) from investment operations:
Net investment loss	$(0.01)
Net realized and unrealized gain on investments	$0.11
Total from investment operations	$0.10
Net asset value, end of period	$14.02
Total Return(2)%	0.72
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,485
Ratios to average net assets:	% 1.25
Net expenses after expenses waiver (3) (4)%	1.40
Net investment loss(3)(4)%	(0.16)
Portfolio turnover rate	% 77

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Total return for less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             IFD has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio.  The expense waiver will continue through at least May 1, 2007.  There is no guarantee that this waiver will continue after this date.

	Class I				Class S
			August
			15, 2005(1)
	Six Months		to		Six Months
	ended		December		ended
	June 30,		31,		June 30,	Year Ended December 31,
	2006		2005		2006	2005		2004	2003		2002	2001
	(Unaudited)				(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$13.25		12.48		13.23	12.26		9.89	7.41		9.21	9.89
Income (loss) from investment operations:
Net investment income (loss)	$0.05	*	0.02	*	0.01	(0.01	)*	(0.03)	0.02		0.03 *	0.02
Net realized and unrealized gain (loss) on investments	$0.82		0.75		0.84	1.95		2.41	2.46		(1.81)	(0.68)
Total from investment operations	$0.87		0.77		0.85	1.94		2.38	2.48		(1.78)	(0.66)
Less distributions from:
Net investment income	$—		—		—	—		0.01	0.00	**	0.02	0.02
Net realized gains on investments	$—		—		—	0.97		—	—		—	—
Total distributions	$—		—		—	0.97		0.01	—		0.02	0.02
Net asset value, end of period	$14.12		13.25		14.08	13.23		12.26	9.89		7.41	9.21
Total Return(2)%	6.57		6.17		6.42	16.90		24.10	33.47		(19.34)	(6.64)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$83,760		214		641,854	584,904		252,605	163,668		91,198	58,712
Ratios to average net assets:
Expenses (3)%	0.65		0.74		0.90	0.99		1.01	1.00		1.01	1.01
Net investment income (loss)(3)%	0.77		0.34		0.15	(0.06)		(0.30)	0.32		0.33	0.47
Portfolio turnover rate	% 77		186		77	186		151	93		106	89

(1)          Commencement of operations.

(2)          Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Total return for less than one year is not annualized.

(3)          Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.01

	Class S2
	Six Months						September 9,
	Ended						2002(1) to
	June 30,		Year Ended December 31,				December 31,
	2006		2005		2004	2003	2002
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$13.19		12.24		9.90	7.43	7.76
Income (loss) from investment operations:
Net investment income (loss)	$0.00	**	(0.03	)*	(0.03)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments	$0.85		1.95		2.39	2.46	(0.33)
Total from investment operations	$0.85		1.92		2.36	2.47	(0.32)
Less distributions from:
Net investment income	$—		—		0.02	—	0.01
Net realized gains on investments	$—		0.97		—	—	—
Total distributions	$—		0.97		0.02	—	0.01
Net asset value, end of period	$14.04		13.19		12.24	9.90	7.43
Total Return(2)%	6.44		16.76		23.83	33.24	(4.15)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,483		30,511		9,814	3,752	226
Ratios to average net assets:
Net expenses after expense waiver (3)(4)%	1.05		1.14		1.16	1.15	1.16

Gross expenses prior to expense waiver (3)%	1.15		1.24		1.16	1.15	1.16
Net investment income (loss)(3)(4)%	0.01		(0.20)		(0.45)	0.17	0.30
Portfolio turnover rate	% 77		186		151	93	106

(1)          Commencement of operations.

(2)          Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Total return for less than one year is not annualized.

(3)          Annualized for periods less than one year.

(4)          IFD has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio.  The expense waiver will continue through at least May 1, 2007.  There is no guarantee that this waiver will continue after this date.

*                    Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**          Amount is less than $0.005.

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APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of January 19, 2007:

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization(1)
ING Life Insurance & Annuity Company 151 Farmington Ave. Hartford, CT 06156-0001	98.5% ADV Class; 98.5% I Class; Beneficial	0.0%	0.0%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	99.5% S Class; 99.9% S2 Class; Beneficial	99.5%	24.6%

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization(1)
ING National Trust 151 Farmington Ave. #41 Hartford, CT 06156-0001	66.2% ADV Class; 13.8% S2 Class; Beneficial	1.2%	0.2%
Reliastar Life Insurance Company FBO SVUL I Attn: Jill Barth Conveyor TN41 151 Farmington Ave. Hartford, CT 06156-0001	33.8% ADV Class; Beneficial	0.2%	0.0%
ING Life Insurance & Annuity Company Attn: Valuation Unit-TN41 151 Farmington Ave. Hartford, CT 06156-0001	46.6% Class I; Beneficial	4.9%	0.9%
Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	23.5% Class I; Beneficial	2.5%	0.4%
Reliastar Life Insurance Company of New York 151 Farmington Ave. TN41 Hartford, CT 06156-0001	19.6% Class I; Beneficial	2.1%	0.4%
ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	95.5% Class S; 84.0% Class S2; Beneficial	84.1%	24.6%

(1)          On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 19, 2007.

D-1

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PART B

ING INVESTORS TRUST

Statement of Additional Information

February 23, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING Capital Guardian Small/Mid Cap Portfolio (a series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING FMRSM Diversified Mid Cap Portfolio (a series of ING Investors Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING Capital Guardian Small/Mid Cap Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING Capital Guardian Small/Mid Cap Portfolio will be transferred to ING FMRSM Diversified Mid Cap Portfolio in exchange for shares of ING FMRSM Diversified Mid Cap Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING FMRSM Diversified Mid Cap Portfolio, dated April 28, 2006, as filed on April 27, 2006, and the SAI for ING Capital Guardian Small/Mid Cap Portfolio, dated April 28, 2006, as filed on April 27, 2006.

2.                           The Financial Statements of ING FMRSM Diversified Mid Cap Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006, and the Financial Statements of the ING Capital Guardian Small/Mid Cap Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated February 23, 2007, relating to the Reorganization of ING Capital Guardian Small/Mid Cap Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2006. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2006 (Unaudited)

				ING FMRSM Diversified Mid Cap Portfolio
	ING Capital Guardian Small/Mid Cap Portfolio	ING FMRSM Diversified Mid Cap Portfolio	Pro Forma Adjustments	Pro Forma Combined

ASSETS:
Investments in securities at value+*	$458,335,262	$684,024,496		$1,142,359,758
Short-term investments at amortized cost	128,962,347	147,320,462		276,282,809
Cash	300,221	68,519,893		68,820,114
Foreign currencies at value**	—	1,731,203		1,731,203
Receivables:
Investment securities sold	528,991	14,442,018		14,971,009
Fund shares sold	16,875	2,261,475		2,278,350
Dividends and interest	589,480	656,910		1,246,390
Prepaid expenses	6,083	6,817		12,900
Total assets	588,739,259	918,963,274		1,507,702,533

LIABILITIES:
Payable for investment securities purchased	1,398,279	5,257,418		6,655,697
Payable for fund shares redeemed	109,094	280,440		389,534
Payable upon receipt of securities loaned	126,174,439	147,320,462		273,494,901
Accrued unified fees	238,522	382,428		620,950
Accrued distribution and service fees	95,114	140,679		235,793
Total liabilities	128,015,448	153,381,427		281,396,875
NET ASSETS	$460,723,811	$765,581,847		$1,226,305,658

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$576,433,571	$723,176,840		$1,299,610,411
Undistributed net investment income	2,417,234	513,648		2,930,882
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(164,470,456)	(7,905,970)		(172,376,426)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	46,343,462	49,797,329		96,140,791
NET ASSETS	$460,723,811	$765,581,847		$1,226,305,658

+ Including securities loaned at value	$123,457,493	$144,297,644		$267,755,137
* Cost of investments in securities	$411,991,800	$634,239,747		$1,046,231,547
** Cost of foreign currencies	$—	$1,727,552		$1,727,552

STATEMENTS OF OPERATIONS for the twelve months ended June 30, 2006 (Unaudited)

					ING FMRSM Diversified Mid Cap Portfolio
	ING Capital Guardian Small/Mid Cap Portfolio	ING FMRSM Diversified Mid Cap Portfolio	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME:
Dividends	$4,830,288	$4,450,688			$9,280,976
Interest	246,929	855,291			1,102,220
Securities lending income	1,098,824	205,556			1,304,380
Total investment income	6,176,041	5,511,535	—		11,687,576

EXPENSES:
Investment management / Unified fees	3,217,215	3,601,351	(260,950	)(A)	6,557,616
Shareholder Services fees:
Class ADV	—	12,188			12,188
Class S	1,226,055	1,227,928			2,453,983
Class S2	46,646	135,621			182,267
Trustee fees and expenses	17,254	22,272	—		39,526
Total expenses	4,507,170	4,999,360	(260,950)		9,245,580
Less:
Net waived and reimbursed/recouped fees	(9,361)	(29,677)	—		(39,038)
Brokerage commission recapture	(43,729)	—	—		(43,729)
Net expenses	4,454,080	4,969,683	(260,950)		9,162,813
Net investment income	1,721,961	541,852	260,950		2,524,763

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	14,352,503	99,826,030			114,178,533
Foreign currencies	—	(318,679)			(318,679)
Net realized gain on investments and foreign currency related transactions	14,352,503	99,507,351	—		113,859,854
Net change in unrealized appreciation or depreciation on:
Investments	18,370,405	(22,618,323)			(4,247,918)
Foreign currency related transactions	—	1,837			1,837
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	18,370,405	(22,616,486)			(4,246,081)
Net realized and unrealized gain on investments and foreign currency related transactions	32,722,908	76,890,865	—		109,613,773
Increase in net assets resulting from operations	$34,444,869	$77,432,717	$260,950		$112,138,536

* Foreign taxes withheld	$11,560	$159,213	$—		$170,773

(A)      Reflects adjustment in expenses due to effects of contractual rates of surviving fund.

See Accompanying Notes to unaudited Financial Statements

Portfolios of Investments as of June 30, 2006

		ING FMR SM Diversified						ING FMRSM Diversified
ING Capital Guardian Small/Mid Cap Portfolio	ING FMRSM Diversified Mid Cap Portfolio	Mid Cap Portfolio Pro Forma (Unaudited)				ING Capital Guardian Small/Mid Cap Portfolio	ING FMRSM Diversified Mid Cap Portfolio	Mid Cap Portfolio Pro Forma (Unaudited)
Shares						Value
COMMON STOCK: 93.2%
				Advertising:	0.6%
—	14,000	14,000	@,@@	Clear Media Ltd.		—	16,224	16,224
22,400	100	22,500	@,L	Getty Images, Inc.		1,422,624	6,351	1,428,975
39,600	—	39,600		Harte-Hanks, Inc.		1,015,344	—	1,015,344
—	102,400	102,400	@,L	Interpublic Group of Cos., Inc.		—	855,040	855,040
—	43,600	43,600		Omnicom Group		—	3,884,324	3,884,324
—	5,100	5,100	@@	Trader Classified Media NV		—	70,839	70,839
						2,437,968	4,832,778	7,270,746

				Aerospace/Defense:	0.8%
—	18,300	18,300	@,L	Alliant Techsystems, Inc.		—	1,397,205	1,397,205
—	121,000	121,000	@@	CAE, Inc.		—	921,347	921,347
107,800	—	107,800	@	Ducommun, Inc.**		1,996,456	—	1,996,456
—	99,717	99,717	@,L	Esterline Technologies Corp.		—	4,147,230	4,147,230
34,700	—	34,700		Goodrich Corp.		1,398,063	—	1,398,063
16,700	—	16,700	@,L	K&F Industries Holdings, Inc.		296,091	—	296,091
						3,690,610	6,465,782	10,156,392

				Agriculture:	0.1%
—	26,100	26,100		Archer-Daniels-Midland Co.		—	1,077,408	1,077,408
						—	1,077,408	1,077,408

				Airlines:	1.8%
—	100,900	100,900	@,@@	ACE Aviation Holdings, Inc.		—	2,815,583	2,815,583
—	153,656	153,656	@	Alaska Air Group, Inc.		—	6,057,120	6,057,120
525,350	—	525,350	@,L	JetBlue Airways Corp.		6,377,749	—	6,377,749
222,300	—	222,300	@,L	Pinnacle Airlines Corp.**		1,564,992	—	1,564,992
322,900	—	322,900		Southwest Airlines Co.		5,285,873	—	5,285,873
						13,228,614	8,872,703	22,101,317

				Apparel:	0.5%
—	379,000	379,000	@@	Asics Corp.		—	3,871,485	3,871,485
—	10,928	10,928	@,L	Deckers Outdoor Corp.		—	421,384	421,384
—	397,500	397,500	@@	Ports Design Ltd.		—	640,967	640,967
—	32	32	@,L	Quiksilver, Inc.		—	390	390
—	124,294	124,294	@@	Ted Baker PLC		—	1,152,142	1,152,142
—	72,700	72,700	@@	Yue Yuen Industrial Holdings		—	200,074	200,074
						—	6,286,442	6,286,442

				Auto Manufacturers:	0.2%
—	6,720	6,720	@@	Hyundai Motor Co.		—	570,431	570,431
—	55,838	55,838	@@	Maruti Udyog Ltd.		—	967,163	967,163
—	31,900	31,900	@@	Tata Motors Ltd.		—	551,523	551,523
						—	2,089,117	2,089,117

				Auto Parts & Equipment:	0.3%
—	7,705,000	7,705,000	@@	Geely Automobile Holdings Ltd.		—	967,357	967,357
—	206,464	206,464	@,L	IMPCO Technologies, Inc.		—	2,202,971	2,202,971
—	370,000	370,000	@@	New Focus Auto Tech Holdings Ltd.		—	116,042	116,042

—	28,000	28,000	@@	Showa Corp.		—	467,864	467,864
						—	3,754,234	3,754,234

				Banks:	3.8%
—	206,151	206,151	@@	Allahabad Bank		—	286,596	286,596
—	17,300	17,300	@@	Banco Itau Holding Financeira SA ADR		—	504,468	504,468
—	250,000	250,000	@,@@	Banco Pastor SA		—	3,277,567	3,277,567
—	94,700	94,700		Bank of America Corp.		—	4,555,070	4,555,070
—	184,516	184,516	@@	Bank of Baroda		—	799,404	799,404
—	266,000	266,000	@@	Bank of Fukuoka Ltd.		—	2,023,586	2,023,586
—	1,530,101	1,530,101	@@	Bank Of Maharashtra		—	673,059	673,059
70,000	—	70,000		Banner Corp.		2,697,800	—	2,697,800
—	72,867	72,867	L	Boston Private Financial Holdings, Inc.		—	2,032,989	2,032,989
—	15	15	@@	Capitalia S.p.A.		—	123	123
63,300	—	63,300		Cardinal Financial Corp.**		735,546	—	735,546
—	30,300	30,300		Colonial BancGroup, Inc.		—	778,104	778,104
84,600	—	84,600	L	Columbia Banking System, Inc.		3,162,348	—	3,162,348
23,000	—	23,000		Comerica, Inc.		1,195,770	—	1,195,770
—	1,325,800	1,325,800	@,@@	Dena Bank		—	748,639	748,639
143,900	—	143,900	L	East-West Bancorp., Inc.		5,455,249	—	5,455,249
97,650	—	97,650		First Midwest Bancorp., Inc.		3,620,862	—	3,620,862
54,200	—	54,200		FirstMerit Corp.		1,134,948	—	1,134,948
—	6,200	6,200	@@,L	HDFC Bank Ltd. ADR		—	338,210	338,210
—	204,000	204,000	@@	Hiroshima Bank Ltd.		—	1,242,212	1,242,212
—	9,700	9,700	@@,L	ICICI Bank Ltd. ADR		—	229,405	229,405
—	151,000	151,000	@@	Juroku Bank Ltd.		—	881,072	881,072
—	105,000	105,000	@@	Keiyo Bank Ltd.		—	593,196	593,196
—	4,300	4,300	L	PrivateBancorp, Inc.		—	178,063	178,063
74,700	—	74,700		Seacoast Banking Corp. of Florida**		1,989,261	—	1,989,261
11,330	—	11,330	@	Southcoast Financial Corp.**		241,896	—	241,896
—	76,774	76,774	@@	State Bank of India Ltd.		—	1,214,834	1,214,834
—	106,000	106,000	@@	Sumitomo Trust & Banking Co., Ltd.		—	1,160,501	1,160,501
—	336,020	336,020	@,@@	UCO Bank Ltd.		—	123,717	123,717
—	5,500	5,500	@@	Uniao de Bancos Brasileiros SA ADR		—	365,145	365,145
50,500	—	50,500		Zions Bancorp.		3,935,970	—	3,935,970
						24,169,650	22,005,960	46,175,610

				Beverages:	0.2%
—	3,300	3,300	@@	Fomento Economico Mexicano SA de CV ADR		—	276,276	276,276
—	103	103	@,L	Green Mountain Coffee Roasters, Inc.		—	4,138	4,138
—	38,000	38,000	@@	Grupo Modelo SA		—	145,249	145,249
—	5,185	5,185	@,L	Jones Soda Co.		—	46,665	46,665
76,200	—	76,200		Pepsi Bottling Group, Inc.		2,449,830	—	2,449,830
						2,449,830	472,328	2,922,158

				Biotechnology:	2.5%
—	53	53	@,L	Affymetrix, Inc.		—	1,357	1,357
58,400	—	58,400	@,L	Exelixis, Inc.		586,920	—	586,920
—	165,352	165,352	@	Harvard Bioscience, Inc.		—	735,816	735,816
578,300	—	578,300	@,L	Human Genome Sciences, Inc.		6,187,810	—	6,187,810
—	53,870	53,870	@,L	Invitrogen Corp.		—	3,559,191	3,559,191
845,800	—	845,800	@,L	Millennium Pharmaceuticals, Inc.		8,432,626	—	8,432,626
—	44,100	44,100	@,L	Millipore Corp.		—	2,777,859	2,777,859
—	71	71	@,L	Myriad Genetics, Inc.		—	1,793	1,793
112,600	—	112,600	@,L	PDL BioPharma, Inc.		2,072,966	—	2,072,966
—	418,000	418,000	@,@@,L	Qiagen NV		—	5,734,960	5,734,960
—	25,900	25,900	@,L	Sirna Therapeutics, Inc.		—	147,630	147,630
—	72,233	72,233	L	Stratagene Corp.		—	445,678	445,678
						17,280,322	13,404,284	30,684,606

				Building Materials:	1.1%
112,000	—	112,000		American Standard Co., Inc.		4,846,240	—	4,846,240
—	52	52		Simpson Manufacturing Co., Inc.		—	1,875	1,875
161,500	—	161,500	L	Texas Industries, Inc.		8,575,650	—	8,575,650
						13,421,890	1,875	13,423,765

				Chemicals:	2.8%
—	189,291	189,291	L	Airgas, Inc.		—	7,051,090	7,051,090
—	30,000	30,000		Albemarle Corp.		—	1,436,400	1,436,400
—	40,416	40,416	@@	Asian Paints Ltd.		—	524,118	524,118
—	153,000	153,000		Ecolab, Inc.		—	6,208,740	6,208,740
300,100	—	300,100		Georgia Gulf Corp.		7,508,502	—	7,508,502
36,400	—	36,400	@,L	Huntsman Corp.		630,448	—	630,448
113,100	—	113,100	@@	Methanex Corp.		2,395,458	—	2,395,458
—	6,500	6,500	@@	Nitto Denko Corp.		—	463,090	463,090
8,100	—	8,100	@@	Potash Corp. of Saskatchewan		696,357	—	696,357
—	27,200	27,200		Praxair, Inc.		—	1,468,800	1,468,800
53,700	—	53,700	L	Rohm & Haas Co.		2,691,444	—	2,691,444
—	196,000	196,000	@@	Tokuyama Corp.		—	2,916,455	2,916,455
—	5,800	5,800		Valhi, Inc.		—	142,390	142,390
						13,922,209	20,211,083	34,133,292

				Coal:	1.3%
76,500	2,900	79,400	@,L	Alpha Natural Resources, Inc.		1,500,930	56,898	1,557,828
34,000	132,200	166,200	L	Arch Coal, Inc.		1,440,580	5,601,314	7,041,894
—	141,804	141,804	L	Consol Energy, Inc.		—	6,625,083	6,625,083
—	119,400	119,400	@,L	International Coal Group, Inc.		—	868,745	868,745
						2,941,510	13,152,040	16,093,550

				Commercial Services:	1.9%
—	19	19	@	Bright Horizons Family Solutions, Inc.		—	716	716
—	16,300	16,300		Chemed Corp.		—	888,839	888,839
—	34,700	34,700		Equifax, Inc.		—	1,191,598	1,191,598
293,800	—	293,800	@	Exponent, Inc.**		4,965,220	—	4,965,220
—	750	750	@@	Fullcast Co., Ltd.		—	2,555,658	2,555,658
—	19,500	19,500	@,@@	Icon PLC ADR		—	1,078,350	1,078,350
—	56,900	56,900	@@	Intertek Group PLC		—	735,377	735,377
91,300	—	91,300		McKesson Corp.		4,316,664	—	4,316,664
—	65,672	65,672	@	Parexel International Corp.		—	1,894,637	1,894,637
28,500	—	28,500		Paychex, Inc.		1,110,930	—	1,110,930
4,300	—	4,300	@	Princeton Review, Inc.**		22,876	—	22,876
—	5,800	5,800	@,L	Quanta Services, Inc.		—	100,514	100,514
—	48,000	48,000	@@	Raffles Education Corp., Ltd.		—	73,700	73,700
—	26,500	26,500	@@	Randstad Holdings NV		—	1,552,729	1,552,729
70,100	—	70,100	@,L	Resources Connection, Inc.		1,753,902	—	1,753,902
—	9	9	@.@@	SGS SA		—	8,542	8,542
—	3,700	3,700		Startek, Inc.		—	55,315	55,315
—	30,076	30,076	@,L	Vistaprint Ltd.		—	804,232	804,232
						12,169,592	10,940,207	23,109,799

				Computers:	2.2%
57,700	—	57,700	@	Affiliated Computer Services, Inc.		2,977,897	—	2,977,897
—	75,849	75,849	@	Apple Computer, Inc.		—	4,332,495	4,332,495
77,900	—	77,900	@	Brocade Communications Systems, Inc.		478,306	—	478,306
—	17,100	17,100	@	Cognizant Technology Solutions Corp.		—	1,152,027	1,152,027
159,000	—	159,000	@,L	Dot Hill Systems Corp.**		543,780	—	543,780

1,803,200	—	1,803,200	@,L	Gateway, Inc.		3,426,080	—	3,426,080
41,600	—	41,600	@,L	Intergraph Corp.		1,309,984	—	1,309,984
97,600	—	97,600	@,L	Kanbay International, Inc.		1,419,104	—	1,419,104
—	42,700	42,700	@,L	Manhattan Associates, Inc.		—	866,383	866,383
—	660,500	660,500	@@	Northgate Information Solutions PLC		—	945,043	945,043
—	89,200	89,200	@@	Oberthur Card Systems SA		—	668,310	668,310
41,500	7	41,507	@	Sandisk Corp.		2,115,670	357	2,116,027
212,600	69,200	281,800	@,L	Seagate Technology, Inc.		4,813,264	1,566,688	6,379,952
289,000	—	289,000	@	WidePoint Corp.**		826,540	—	826,540
—	1,200	1,200	@,@@	Xyratex Ltd.		—	31,740	31,740
						17,910,625	9,563,043	27,473,668

				Cosmetics /Personal Care:	0.2%
—	30,700	30,700		Avon Products, Inc.		—	951,700	951,700
—	6,400	6,400	@@,#	Kalina ADR		—	236,800	236,800
—	111	111	@@	Kose Corp.		—	3,495	3,495
—	41,900	41,900	@@,L	Shiseido Co., Ltd. ADR		—	822,862	822,862
						—	2,014,857	2,014,857

				Distribution/Wholesale:	0.6%
—	122,601	122,601		CDW Corp.		—	6,700,145	6,700,145
14,000	—	14,000	@	United Stationers, Inc.		690,480	—	690,480
						690,480	6,700,145	7,390,625

				Diversified Financial Services:	2.3%
—	13,800	13,800		Advanta Corp. - Class A		—	452,502	452,502
—	25,000	25,000	L	Advanta Corp. - Class B		—	898,750	898,750
—	17,800	17,800		AG Edwards, Inc.		—	984,696	984,696
—	97,400	97,400		AllianceBernstein Holding LP		—	5,955,036	5,955,036
152,200	—	152,200	@,L	AmeriCredit Corp.		4,249,424	—	4,249,424
—	60,600	60,600		Ameriprise Financial, Inc.		—	2,707,002	2,707,002
—	90,900	90,900	@@	Azimut Holding S.p.A.		—	946,513	946,513
—	400	400	L	Blackrock, Inc.		—	55,668	55,668
—	4,232	4,232	L	CapitalSource, Inc.		—	99,283	99,283
138,000	—	138,000	L	IndyMac Bancorp., Inc.		6,327,300	—	6,327,300
—	25,000	25,000	@	Intercontinental Exchange, Inc.		—	1,448,500	1,448,500
61,300	—	61,300		International Securities Exchange, Inc.		2,333,691	—	2,333,691
—	35,390	35,390	@@	Korea Investment Holdings Co., Ltd.		—	1,152,291	1,152,291
—	22,300	22,300	@@	TSX Group, Inc.		—	894,956	894,956
						12,910,415	15,595,197	28,505,612

				Electric:	1.4%
68,000	304,501	372,501	@	AES Corp.		1,254,600	5,012,883	6,267,483
—	22,500	22,500	L	Black Hills Corp.		—	772,425	772,425
224,100	—	224,100	@,L	CMS Energy Corp.		2,899,854	—	2,899,854
50,500	—	50,500	L	Duquesne Light Holdings, Inc.		830,220	—	830,220
171,200	—	171,200	L	MDU Resources Group, Inc.		6,267,632	—	6,267,632
						11,252,306	5,785,308	17,037,614

				Electrical Components & Equipment:	0.5%
17,200	—	17,200	@,L	Energizer Holdings, Inc.		1,007,404	—	1,007,404
66,200	—	66,200		Hubbell, Inc.		3,154,430	—	3,154,430
—	9,030	9,030	@@	LG Electronics, Inc.		—	547,239	547,239
—	33,000	33,000		Molex, Inc.		—	1,107,810	1,107,810
—	79,700	79,700	@	Solar Integrated Technology		—	138,539	138,539
						4,161,834	1,793,588	5,955,422

				Electronics:	5.0%
—	43,800	43,800	@	Agilent Technologies, Inc.		—	1,382,328	1,382,328
93,000	—	93,000	@	Avnet, Inc.		1,861,860	—	1,861,860
—	61,000	61,000		Badger Meter, Inc.		—	1,647,000	1,647,000
217,500	—	217,500	@,L	Benchmark Electronics, Inc.		5,246,100	—	5,246,100
33,500	4,200	37,700	@,L	Cymer, Inc.		1,556,410	195,132	1,751,542
740,400	—	740,400	@,@@,L	Flextronics International Ltd.		7,863,048	—	7,863,048
—	774,792	774,792	@@	HON HAI Precision Industry Co., Ltd.		—	4,783,644	4,783,644
—	14,500	14,500	@@	Ibiden Co., Ltd.		—	697,742	697,742
—	9,200	9,200	@,L	Itron, Inc.		—	545,192	545,192
83,000	—	83,000		Jabil Circuit, Inc.		2,124,800	—	2,124,800
—	202,000	202,000	@	Kemet Corp.		—	1,862,440	1,862,440
—	2,000	2,000	@@	Keyence Corp.		—	510,317	510,317
64,400	—	64,400	@	Measurement Specialties, Inc.**		1,434,188	—	1,434,188
—	104,600	104,600	@,@@	Mettler Toledo International, Inc.		—	6,335,622	6,335,622
163,900	—	163,900		National Instruments Corp.		4,490,860	—	4,490,860
—	692	692		Symbol Technologies, Inc.		—	7,467	7,467
18,900	316,800	335,700	@	Thermo Electron Corp.		684,936	11,480,832	12,165,768
—	293,000	293,000	@,L	Vishay Intertechnology, Inc.		—	4,608,890	4,608,890
—	32,600	32,600	@	Waters Corp.		—	1,447,440	1,447,440
						25,262,202	35,504,046	60,766,248

				Energy — Alternate Sources:	0.1%
—	28,000	28,000	@@	Solarworld AG		—	1,756,732	1,756,732
						—	1,756,732	1,756,732

				Engineering & Construction:	1.1%
—	5,160	5,160	@@	Daelim Industrial Co.		—	323,499	323,499
81,200	16,100	97,300	L	Fluor Corp.		7,545,916	1,496,173	9,042,089
—	5,250	5,250	@@	GS Engineering & Construction Corp.		—	339,050	339,050
—	51	51	@,L	Insituform Technologies, Inc.		—	1,167	1,167
—	16,700	16,700		Jacobs Engineering Group, Inc.		—	1,329,988	1,329,988
—	562,600	562,600	@@	Multiplex Group		—	1,365,942	1,365,942
—	36,100	36,100	@	Shaw Group, Inc.		—	1,003,580	1,003,580
—	38,000	38,000	@@	Taihei Dengyo Kaisha Ltd.		—	262,142	262,142
						7,545,916	6,121,541	13,667,457

				Entertainment:	0.5%
167,900	—	167,900	@,L	Scientific Games Corp.		5,980,598	—	5,980,598
						5,980,598	—	5,980,598

				Environmental Control:	0.2%
—	5,100	5,100		American Ecology Corp.		—	135,150	135,150
—	650,000	650,000	@@	Bio-Treat Technology Ltd.		—	440,737	440,737
—	149,000	149,000	@@	Hyflux Ltd.		—	221,930	221,930
96,493	—	96,493	@,L	Purecycle Corp.**		1,033,440	—	1,033,440
—	1	1	@	Stericycle, Inc.		—	65	65
—	12,090	12,090	@@	Woongjin Coway Co., Ltd.		—	264,781	264,781
						1,033,440	1,062,663	2,096,103

				Food:	2.3%
—	6	6	@,@@	Barry Callebaut AG		—	2,532	2,532
277,400	—	277,400		Campbell Soup Co.		10,294,314	—	10,294,314
—	8,600	8,600	@@	Daikokutenbussan Co., Ltd.		—	214,308	214,308
25,000	—	25,000	@@,L	Fresh Del Monte Produce, Inc.		431,750	—	431,750
—	50,880	50,880	@@	Groupe Danone		—	6,460,868	6,460,868
—	8,600	8,600	@@	Groupe Danone ADR		—	229,362	229,362
—	2,577,400	2,577,400	@@	Heng Tai Consumables Group Ltd.		—	309,498	309,498
—	1,600	1,600	@@	Iaws Group PLC		—	27,883	27,883

—	2,978,500	2,978,500	@@	Indofood Sukses Makmur Tbk PT		—	283,168	283,168
325,100	—	325,100	@	Interstate Bakeries**		2,275,700	—	2,275,700
—	80	80	@@	Lindt & Spruengli AG		—	1,672,097	1,672,097
—	23,200	23,200		McCormick & Co., Inc.		—	778,360	778,360
—	35,300	35,300	@@	Metro AG		—	1,999,705	1,999,705
64,000	—	64,000		Sara Lee Corp.		1,025,280	—	1,025,280
—	522	522		Seaboard Corp.		—	668,160	668,160
—	162,000	162,000	@@	Tingyi Cayman Islands Holding Corp.		—	99,139	99,139
—	40,300	40,300	@@	Valor Co., Ltd.		—	735,537	735,537
—	5,600	5,600	@@,#,L	Wimm-Bill-Dann Foods ADR		—	219,240	219,240
						14,027,044	13,699,857	27,726,901

				Forest Products & Paper:	0.3%
—	600	600	@,@@	International Forest Products		—	3,762	3,762
—	1,332,000	1,332,000	@@	Lee & Man Paper Manufacturing Ltd.		—	1,949,926	1,949,926
—	267,300	267,300	@,@@	Sino-Forest Corp.		—	1,376,848	1,376,848
						—	3,330,536	3,330,536

				Gas:	0.2%
—	25,900	25,900		AGL Resources, Inc.		—	987,308	987,308
—	1,554,000	1,554,000	@@	Xinao Gas Holdings Ltd.		—	1,480,091	1,480,091
						—	2,467,399	2,467,399

				Hand/Machine Tools:	0.1%
—	27,500	27,500	@@,L	Nidec Corp. ADR		—	496,100	496,100
—	27,500	27,500	L	Stanley Works		—	1,298,550	1,298,550
						—	1,794,650	1,794,650

				Healthcare — Products:	1.8%
—	25,630	25,630	L	Beckman Coulter, Inc.		—	1,423,747	1,423,747
—	22,600	22,600	@,L	Biolase Technology, Inc.		—	189,840	189,840
—	24,200	24,200		CR Bard, Inc.		—	1,772,892	1,772,892
18,600	—	18,600	@	DexCom, Inc.**		252,588	—	252,588
—	24,900	24,900	@,L	Edwards Lifesciences Corp.		—	1,131,207	1,131,207
—	9,750	9,750	@,L	Endocare, Inc.		—	24,375	24,375
—	68,700	68,700	@,L	Haemonetics Corp.		—	3,195,237	3,195,237
—	3,992,000	3,992,000	@@	Hengan International Group Co., Ltd.		—	6,506,722	6,506,722
—	3,200	3,200	@,L	Idexx Laboratories, Inc.		—	240,416	240,416
—	74,600	74,600		Johnson & Johnson		—	4,470,032	4,470,032
—	3,200	3,200	@,L	Luminex Corp.		—	55,648	55,648
—	37,300	37,300	L	Oakley, Inc.		—	628,505	628,505
—	800	800	@,L	PSS World Medical, Inc.		—	14,120	14,120
—	100	100	@	St. Jude Medical, Inc.		—	3,242	3,242
—	6	6	@@	Synthes, Inc.		—	722	722
—	80	80	@	Ventana Medical Systems		—	3,774	3,774
103,300	—	103,300	@,L	Wright Medical Group, Inc.		2,162,069	—	2,162,069
						2,414,657	19,660,479	22,075,136

				Healthcare — Services:	1.7%
—	42,800	42,800		Aetna, Inc.		—	1,709,004	1,709,004
—	67,000	67,000	@,L	Covance, Inc.		—	4,101,740	4,101,740
143,500	—	143,500	@,L	DaVita, Inc.		7,131,950	—	7,131,950
—	10,000	10,000	@,@@	Diagnosticos da America SA		—	192,483	192,483
—	37,900	37,900	@	Humana, Inc.		—	2,035,230	2,035,230
22,000	—	22,000	@,L	Lincare Holdings, Inc.		832,480	—	832,480
35,300	—	35,300	@,L	Matria Healthcare, Inc.		756,126	—	756,126
71,300	—	71,300	L	Option Care, Inc.**		854,174	—	854,174
—	179,200	179,200	@	Res-Care, Inc.		—	3,584,000	3,584,000

21,700	—	21,700	@,L	VistaCare, Inc.**		262,570	—	262,570
						9,837,300	11,622,457	21,459,757

				Holding Companies — Diversified:	0.0%
—	30	30	@,@@	MAX India Ltd.		—	515	515
—	233,000	233,000	@@	NWS Holdings Ltd.		—	405,019	405,019
						—	405,534	405,534

				Home Builders:	0.1%
—	10,000	10,000	@	National RV Holdings, Inc.		—	54,100	54,100
—	87,000	87,000	@@	Sekisui House Ltd.		—	1,193,863	1,193,863
—	100	100	@,L	Toll Brothers, Inc.		—	2,557	2,557
						—	1,250,520	1,250,520

				Home Furnishings:	0.9%
—	24	24	@@	Alba PLC		—	92	92
—	55,100	55,100	L	American Woodmark Corp.		—	1,930,704	1,930,704
416,500	—	416,500	L	Furniture Brands International, Inc.		8,679,860	—	8,679,860
—	54,900	54,900	@@	Lewis Group Ltd.		—	353,324	353,324
						8,679,860	2,284,120	10,963,980

				Household Products /Wares:	0.7%
241,300	—	241,300	@,L	Jarden Corp.		7,347,585	—	7,347,585
101,600	—	101,600	@,L	Prestige Brands Holdings, Inc.		1,012,952	—	1,012,952
7,000	—	7,000		Scotts Co.		296,240	—	296,240
						8,656,777	—	8,656,777

				Insurance:	3.4%
—	47,900	47,900	@@	Admiral Group PLC		—	549,340	549,340
—	149,178	149,178		Aflac, Inc.		—	6,914,400	6,914,400
—	141,800	141,800		American International Group, Inc.		—	8,373,290	8,373,290
—	197,300	197,300		Assurant, Inc.		—	9,549,320	9,549,320
—	2,000	2,000	@@,L	Everest Re Group Ltd.		—	173,140	173,140
—	50	50	L	MBIA, Inc.		—	2,928	2,928
—	121,600	121,600	@@	Milano Assicurazioni S.p.A.		—	888,549	888,549
—	40,500	40,500	L	Ohio Casualty Corp.		—	1,204,065	1,204,065
—	99,900	99,900		Old Republic International Corp.		—	2,134,863	2,134,863
20,500	—	20,500	@@,L	PartnerRe Ltd.		1,313,025	—	1,313,025
—	423,500	423,500	@@	Ping An Insurance Group Co. of China Ltd.		—	1,289,946	1,289,946
—	117,500	117,500	L	Progressive Corp.		—	3,020,925	3,020,925
—	42,100	42,100	L	Protective Life Corp.		—	1,962,702	1,962,702
—	3,600	3,600		Radian Group, Inc.		—	222,408	222,408
—	1,058	1,058	@,L	Universal American Financial Corp.		—	13,913	13,913
—	206,443	206,443	@,L	USI Holdings Corp.		—	2,768,401	2,768,401
17,200	—	17,200	@@	XL Capital Ltd.		1,054,360	—	1,054,360
						2,367,385	39,068,190	41,435,575

				Internet:	1.4%
—	825	825	@	Alloy, Inc.		—	8,654	8,654
—	89	89	@,L	aQuantive, Inc.		—	2,254	2,254
—	605,544	605,544	@	Art Technology Group, Inc.		—	1,804,521	1,804,521
10,200	—	10,200	@,L	Blue Nile, Inc.		328,032	—	328,032
42,900	—	42,900	@,L	Cybersource Corp.**		501,930	—	501,930
—	8,200	8,200	@	EDGAR Online, Inc.		—	38,540	38,540
—	62,797	62,797	@	Emdeon Corp.		—	779,311	779,311
—	236,728	236,728	@,L	Harris Interactive, Inc.		—	1,349,350	1,349,350
29,200	15,700	44,900	@	Monster Worldwide, Inc.		1,245,672	669,762	1,915,434
—	1,381	1,381	@,@@	NHN Corp.		—	478,950	478,950
—	153,822	153,822	@	RealNetworks, Inc.		—	1,645,895	1,645,895
256,900	—	256,900	@,L	Sapient Corp.		1,361,570	—	1,361,570
—	209,000	209,000	@@	Tencent Holdings Ltd.		—	439,509	439,509
—	75,915	75,915	@,L	Trizetto Group		—	1,122,783	1,122,783
—	28,000	28,000	@,L	Valueclick, Inc.		—	429,800	429,800
—	43,200	43,200	@,L	VeriSign, Inc.		—	1,000,944	1,000,944
—	85,717	85,717	@,L	WebEx Communications, Inc.		—	3,046,382	3,046,382
—	764	764	@@	Yahoo! Japan Corp.		—	404,897	404,897
						3,437,204	13,221,552	16,658,756

				Investment Companies:	0.1%
24,100	—	24,100		American Capital Strategies Ltd.		806,868	—	806,868
						806,868	—	806,868

				Iron/Steel:	0.7%
—	102,100	102,100	@,L	AK Steel Holding Corp.		—	1,412,043	1,412,043
—	18,600	18,600		Nucor Corp.		—	1,009,050	1,009,050
—	84,300	84,300		United States Steel Corp.		—	5,911,116	5,911,116
						—	8,332,209	8,332,209

				Leisure Time:	0.4%
—	499,200	499,200	@@	Fu Sheng Industrial Co., Ltd.		—	482,365	482,365
—	61,000	61,000	@@	Giant Manufacturing Co., Ltd.		—	98,845	98,845
—	8,500	8,500		Harley-Davidson, Inc.		—	466,565	466,565
122,100	—	122,100	L	Nautilus Group, Inc.		1,918,191	—	1,918,191
—	27,500	27,500	@@	Trigano SA		—	1,458,829	1,458,829
						1,918,191	2,506,604	4,424,795

				Machinery — Construction & Mining:	0.0%
—	7	7	@	Terex Corp.		—	691	691
						—	691	691

				Lodging:	1.3%
121,700	—	121,700	@@	Four Seasons Hotels, Inc.		7,477,248	—	7,477,248
161,100	—	161,100	@@,L	Orient-Express Hotels Ltd.		6,257,124	—	6,257,124
19,300	—	19,300		Starwood Hotels & Resorts		1,164,562	—	1,164,562
17,100	—	17,100	L	Station Casinos, Inc.		1,164,168	—	1,164,168
						16,063,102	—	16,063,102

				Machinery — Diversified:	3.4%
—	437,738	437,738	@,L	AGCO Corp.		—	11,521,264	11,521,264
57,400	—	57,400		Albany International Corp.		2,433,186	—	2,433,186
—	18,300	18,300	@,@@	Deutz AG		—	142,356	142,356
—	75,000	75,000	@,L	Flowserve Corp.		—	4,267,500	4,267,500
—	36,600	36,600		Graco, Inc.		—	1,682,868	1,682,868
—	23,300	23,300	@@	Heidelberger Druckmaschinen		—	1,067,227	1,067,227
—	200	200	@@	Krones AG		—	25,081	25,081
—	13,100	13,100	@@	MAN AG		—	948,136	948,136
—	1,311,000	1,311,000	@@	MMI Holding Ltd.		—	592,588	592,588
—	171,522	171,522		Rockwell Automation, Inc.		—	12,351,299	12,351,299
111,500	—	111,500		Tennant Co.		5,606,220	—	5,606,220
—	35,500	35,500		Wabtec Corp.		—	1,327,700	1,327,700
						8,039,406	33,926,019	41,965,425

				Media:	0.7%
—	42,300	42,300	@@	Astral Media, Inc.		—	1,321,709	1,321,709
178,600	—	178,600	L	Cablevision Systems Corp.		3,830,970	—	3,830,970
—	100	100	@,@@	Modern Times Group AB		—	342	342
—	100	100	@,@@	Modern Times Group AB - Class B		—	5,256	5,256
504,700	—	504,700	@,L	Radio One, Inc.		3,742,400	—	3,742,400
—	21,500	21,500	@	Salem Communications Corp.		—	279,715	279,715
						7,573,370	1,607,022	9,180,392

				Metal Fabricate/Hardware:	0.7%
176,300	—	176,300	@	Ladish Co., Inc.		6,605,961	—	6,605,961
—	160,000	160,000	@@	Unisteel Technology Ltd.		—	185,431	185,431
—	32,500	32,500		Valmont Industries, Inc.		—	1,510,925	1,510,925
						6,605,961	1,696,356	8,302,317

				Mining:	5.7%
—	180,100	180,100	@@,L	Agnico-Eagle Mines Ltd.		—	5,961,246	5,961,246
—	9,000	9,000	L	Amcol International Corp.		—	237,150	237,150
215,300	—	215,300	@,@@,L	Apex Silver Mines Ltd.		3,240,265	—	3,240,265
—	14,000	14,000	@@	Barrick Gold Corp.		—	414,400	414,400
—	19,000	19,000	@,@@	Bema Gold Corp.		—	94,804	94,804
—	162,100	162,100	@@	Boliden AB		—	2,980,658	2,980,658
—	16,000	16,000	@@	Cameco Corp.		—	637,391	637,391
—	124,746	124,746	@,L	Century Aluminum Co.		—	4,452,185	4,452,185
—	33,100	33,100	@@	Cia de Minas Buenaventura SA ADR		—	902,968	902,968

—	16,900	16,900	@@	Eldorado Gold Corp.		—	82,055	82,055
—	543,500	543,500	@,@@,#	Equinox Minerals Ltd.		—	632,939	632,939
—	141,700	141,700	L	Freeport-McMoRan Copper & Gold, Inc.		—	7,851,597	7,851,597
—	80,300	80,300	@,@@	Harmony Gold Mining Co., Ltd.		—	1,296,283	1,296,283
—	265,600	265,600	@,@@	High River Gold Mines Ltd.		—	547,236	547,236
—	111,200	111,200	@,@@	HudBay Minerals, Inc.		—	1,414,530	1,414,530
—	103,000	103,000	@@	Iamgold Corp.		—	915,310	915,310
—	878,600	878,600	@,@@,L	Kinross Gold Corp.		—	9,575,692	9,575,692
—	441,200	441,200		Newmont Mining Corp.		—	23,352,716	23,352,716
—	19,200	19,200		Phelps Dodge Corp.		—	1,577,472	1,577,472
—	1,500	1,500		Royal Gold, Inc.		—	41,730	41,730
—	36,500	36,500	@@,#	Teck Cominco Ltd.		—	1,914,057	1,914,057
—	155,500	155,500	@@	Zinifex Ltd.		—	1,166,031	1,166,031
						3,240,265	66,048,450	69,288,715

				Miscellaneous Manufacturing:	3.9%
149,900	—	149,900	L	Actuant Corp.		7,487,505	—	7,487,505
57,300	—	57,300		Aptargroup, Inc.		2,842,653	—	2,842,653
—	27,766	27,766	@,L	Ceradyne, Inc.		—	1,374,139	1,374,139
67,300	—	67,300	@	Cooper Industries Ltd.		6,253,516	—	6,253,516
—	23,700	23,700		Crane Co.		—	985,920	985,920
—	33,300	33,300		Dover Corp.		—	1,646,019	1,646,019
69,600	—	69,600	@,L	ESCO Technologies, Inc.		3,720,120	—	3,720,120
—	108,600	108,600		General Electric Co.		—	3,579,456	3,579,456
23,400	—	23,400	@	Griffon Corp.		610,740	—	610,740
—	146,600	146,600		Harsco Corp.		—	11,428,936	11,428,936
75,400	—	75,400	@,L	Jacuzzi Brands, Inc.		663,520	—	663,520
216,600	61,200	277,800		Leggett & Platt, Inc.		5,410,668	1,528,776	6,939,444
—	9,600	9,600		Roper Industries, Inc.		—	448,800	448,800
						26,988,722	20,992,046	47,980,768

				Oil & Gas:	6.5%
—	43,800	43,800	@@	Canadian Natural Resources Ltd.		—	2,421,693	2,421,693
—	12,420	12,420	@,L	Clayton Williams Energy, Inc.		—	428,987	428,987
632,300	—	632,300	@,L	Delta Petroleum Corp.		10,831,299	—	10,831,299
31,700	48,100	79,800	@,L	Energy Partners Ltd.		600,715	911,495	1,512,210
—	39,100	39,100	L	ENSCO International, Inc.		—	1,799,382	1,799,382
—	54,100	54,100	@	Forest Oil Corp.		—	1,793,956	1,793,956
—	131,100	131,100	@,L	Global Santa Fe Corp.		—	7,571,025	7,571,025
58,400	—	58,400		Helmerich & Payne, Inc.		3,519,184	—	3,519,184
—	227,200	227,200	L	Hess Corp.		—	12,007,520	12,007,520
—	1,275	1,275		Hugoton Royalty Trust		—	37,868	37,868
—	5	5	@@	JKX Oil & Gas PLC		—	36	36
—	264,200	264,200	L	Noble Corp.		—	19,661,764	19,661,764
—	561,385	561,385	@,L	Parker Drilling Co.		—	4,030,744	4,030,744
15,400	—	15,400	@	Plains Exploration & Production Co.		624,316	—	624,316
—	76,300	76,300	@	Pride International, Inc.		—	2,382,849	2,382,849
—	14,400	14,400	@	Southwestern Energy Co.		—	448,704	448,704
—	45,700	45,700		Tesoro Petroleum Corp.		—	3,398,252	3,398,252
—	23,800	23,800	L	Todco		—	972,230	972,230
15,300	—	15,300	@,L	Transmeridian Exploration, Inc.**		87,210	—	87,210
—	55,800	55,800	@,L	Transocean, Inc.		—	4,481,856	4,481,856
—	16,080	16,080		Valero Energy Corp.		—	1,069,642	1,069,642
						15,662,724	63,418,003	79,080,727

				Oil & Gas Services:	4.8%
28,400	36,500	64,900		BJ Services Co.		1,058,184	1,359,990	2,418,174
—	43,900	43,900	@	Cameron International Corp.		—	2,097,103	2,097,103

—	1,400	1,400	@,@@	Compagnie Generale de Geophysique SA	—	240,202	240,202
—	121,400	121,400	@	Core Laboratories N.V	—	7,410,256	7,410,256
—	97,900	97,900	@,L	FMC Technologies, Inc.	—	6,604,334	6,604,334
—	305,800	305,800	@,L	Global Industries Ltd.	—	5,106,860	5,106,860
—	150,200	150,200	@	Grant Prideco, Inc.	—	6,721,450	6,721,450
—	4,400	4,400		Gulf Island Fabrication, Inc.	—	88,176	88,176
114,200	—	114,200	@,L	Newpark Resources	702,330	—	702,330
—	349,100	349,100	@@	Pason Systems, Inc.	—	5,113,128	5,113,128
—	56,400	56,400	L	Smith International, Inc.	—	2,508,108	2,508,108
—	171,900	171,900	@	Superior Energy Services	—	5,827,410	5,827,410
—	62,000	62,000	@,L	Veritas DGC, Inc.	—	3,197,960	3,197,960
116,600	110,434	227,034	@,L	Weatherford International Ltd.	5,785,692	5,479,735	11,265,427
					7,546,206	51,754,712	59,300,918

				Packaging & Containers:	0.5%
—	58,800	58,800	@,L	Crown Holdings, Inc.		—	915,516	915,516
174,900	—	174,900		Packaging Corp. of America		3,851,298	—	3,851,298
—	38,400	38,400	@	Pactiv Corp.		—	950,400	950,400
						3,851,298	1,865,916	5,717,214

				Pharmaceuticals:	2.8%
51,600	—	51,600	@,L	Abraxis BioScience, Inc.		1,230,144	—	1,230,144
46,200	14,492	60,692		Allergan, Inc.		4,955,412	1,554,412	6,509,824
—	31,000	31,000	@,L	Alnylam Pharmaceuticals, Inc.		—	467,480	467,480
103,200	—	103,200	@,L	Amylin Pharmaceuticals, Inc.		5,094,984	—	5,094,984
6,100	—	6,100	@,L	Atherogenics, Inc.**		79,605	—	79,605
—	41,800	41,800	@,L	BioMarin Pharmaceuticals, Inc.		—	600,666	600,666
—	20,945	20,945		Caremark Rx, Inc.		—	1,044,527	1,044,527
—	6,200	6,200	@@,L	Dr. Reddy’s Laboratories Ltd. ADR		—	171,740	171,740
57,400	—	57,400	@,L	Endo Pharmaceuticals Holdings, Inc.		1,893,052	—	1,893,052
73,000	—	73,000	@,L	ImClone Systems, Inc.		2,820,720	—	2,820,720
5,000	—	5,000	@,L	National Medical Health Card Systems, Inc.**		69,000	—	69,000
—	192,800	192,800	@,L	NBTY, Inc.		—	4,609,848	4,609,848
—	80,300	80,300	@,L	New River Pharmaceuticals, Inc.		—	2,288,550	2,288,550
—	19,400	19,400	L	Omnicare, Inc.		—	919,948	919,948
227,000	—	227,000	@,L	Pharmacyclics, Inc.**		876,220	—	876,220
50,300	—	50,300	@,L	Pharmion Corp.		856,609	—	856,609
—	9	9	@	Ranbaxy Laboratories Ltd. GDR		—	71	71
24,000	—	24,000	@,L	Rigel Pharmaceuticals, Inc.**		233,520	—	233,520
18,700	—	18,700	@,L	Sepracor, Inc.		1,068,518	—	1,068,518
—	25,700	25,700	@,L	Theravance, Inc.		—	588,016	588,016
—	56,200	56,200	@,L	VCA Antech, Inc.		—	1,794,466	1,794,466
—	167,006	167,006	@,L	Viropharma, Inc.		—	1,439,592	1,439,592
						19,177,784	15,479,316	34,657,100

				Real Estate:	0.9%
	43,700	43,700	@@	Aeon Mall Co., Ltd.		—	1,844,160	1,844,160
	25,700	25,700	@@	British Land Co. PLC		—	599,418	599,418
	213,000	213,000	@@	CapitaLand Ltd.		—	607,783	607,783
	11,300	11,300	@@	Daito Trust Construction Co., Ltd.		—	626,869	626,869
	21,200	21,200	@@	Derwent Valley Holdings PLC		—	613,983	613,983
	15,010	15,010	@@	Goldcrest Co., Ltd.		—	737,339	737,339
	158,000	158,000	@@	Hopewell Holdings		—	445,842	445,842
	809,028	809,028	@@	Kerry Properties Ltd.		—	2,763,518	2,763,518
	30,000	30,000	@@	Mitsubishi Estate Co., Ltd.		—	638,441	638,441
	5,000	5,000	@@	Mitsui Fudosan Co., Ltd.		—	108,664	108,664
	34,300	34,300	@@	Nihon Eslead Corp.		—	968,548	968,548
	60	60	@@	NTT Urban Development Corp.		—	469,742	469,742
	34,000	34,000	@@	Shun TAK Holdings Ltd.		—	44,536	44,536
	900	900		WP Carey & Co., LLC		—	22,788	22,788
						—	10,491,631	10,491,631

				Real Estate Investment Trusts:	2.1%
46,500	—	46,500		American Financial Realty Trust		450,120	—	450,120
37,100	—	37,100		Annaly Mortgage Management, Inc.		475,251	—	475,251
418,500	—	418,500		Anthracite Capital, Inc.		5,088,960	—	5,088,960
—	67,200	67,200	L	Equity Residential		—	3,005,856	3,005,856
100,600	—	100,600	L	General Growth Properties, Inc.		4,533,036	—	4,533,036
210,500	—	210,500		Gramercy Capital Corp.		5,451,950	—	5,451,950
11,815	—	11,815		Host Marriott Corp.		258,394	—	258,394
36,100	—	36,100		LaSalle Hotel Properties		1,671,430	—	1,671,430

107,800	—	107,800	L	MFA Mortgage Investments, Inc.		741,664	—	741,664
3,900	—	3,900		Pan Pacific Retail Properties, Inc.		270,543	—	270,543
23,100	—	23,100		SL Green Realty Corp.		2,528,757	—	2,528,757
—	363,500	363,500	@@	Unibail		—	609,790	609,790
—	20,900	20,900		Weingarten Realty Investors		—	800,052	800,052
						21,470,105	4,415,698	25,885,803

				Retail: 4.0%	3.5%
—	10,300	10,300		Abercrombie & Fitch Co.		—	570,929	570,929
—	46,300	46,300	@	Asbury Automotive Group, Inc.		—	969,522	969,522
—	27,100	27,100	@@	ASKUL Corp.		—	603,747	603,747
36,987	—	36,987	@,L	Autonation, Inc.		793,001	—	793,001
—	5,700	5,700		Best Buy Co., Inc.		—	312,588	312,588
—	52,300	52,300	@,L	Build-A-Bear Workshop, Inc.		—	1,124,973	1,124,973
12,900	—	12,900	@	California Pizza Kitchen, Inc.		354,492	—	354,492
—	38,168	38,168	@	Charming Shoppes		—	429,008	429,008
32,500	—	32,500	@,L	Cheesecake Factory		875,875	—	875,875
—	50,700	50,700		Circuit City Stores, Inc.		—	1,380,054	1,380,054
19,800	—	19,800	@,L	Citi Trends, Inc.		845,262	—	845,262
—	1,650	1,650	@,L	dELIA*s, Inc.		—	13,332	13,332
—	731,000	731,000	@@	Dixons Group PLC		—	2,578,942	2,578,942
—	8,300	8,300	@,L	DSW, Inc.		—	302,286	302,286
—	39,900	39,900	@@	Ellerine Holdings Ltd.		—	363,392	363,392
—	2,000	2,000	@,L	GameStop Corp. - Class A		—	84,000	84,000
—	66,600	66,600	@	GameStop Corp. - Class B		—	2,281,050	2,281,050
—	39,300	39,300	@@	Inditex SA		—	1,656,814	1,656,814
63,700	—	63,700	@	J. Crew Group, Inc.		1,748,565	—	1,748,565
—	91,320	91,320	@@	Jumbo SA		—	1,143,392	1,143,392
—	52,900	52,900	@@	Komeri Co., Ltd.		—	1,676,860	1,676,860
—	258,500	258,500	@@	Lifestyle International Holdings Ltd.		—	472,471	472,471
—	18,500	18,500	@@	Lojas Renner SA		—	982,271	982,271
—	160,500	160,500	@@	Mitra Adiperkasa Tbk PT		—	14,398	14,398
—	24,800	24,800	@@	Nitori Co., Ltd.		—	1,206,933	1,206,933
—	104,900	104,900		Nordstrom, Inc.		—	3,828,850	3,828,850
—	8,100	8,100	@@	Plant Co., Ltd.		—	43,869	43,869
310,400	—	310,400	@,L	Restoration Hardware, Inc.**		2,228,672	—	2,228,672
—	18	18	L	Ross Stores, Inc.		—	505	505
—	10,700	10,700	@@	Ryohin Keikaku Co., Ltd.		—	879,804	879,804
—	144,224	144,224	@,L	Sonic Corp.		—	2,998,417	2,998,417
—	41,900	41,900	@@	St. Marc Holdings Co., Ltd.		—	2,895,879	2,895,879
147,400	—	147,400		Stage Stores, Inc.		4,864,200	—	4,864,200
—	27,700	27,700		Tiffany & Co.		—	914,654	914,654
—	22,400	22,400	L	United Auto Group, Inc.		—	478,240	478,240
19,800	—	19,800	L	Williams-Sonoma, Inc.		674,190	—	674,190
—	6,800	6,800	@@	Yamada Denki Co., Ltd.		—	692,820	692,820
						12,384,257	30,900,000	43,284,257

				Savings & Loans:	0.5%
113,600	—	113,600	@,L	Franklin Bank Corp.**		2,293,584	—	2,293,584
21,400	—	21,400	L	Harbor Florida Bancshares, Inc.		794,796	—	794,796
246,400	—	246,400		Hudson City Bancorp., Inc.		3,284,512	—	3,284,512
						6,372,892	—	6,372,892

				Semiconductors:	4.8%
—	32,900	32,900	@	Advanced Micro Devices, Inc.		—	803,418	803,418
162,500	63,500	226,000	@,L	Altera Corp.		2,851,875	1,114,425	3,966,300
241,800	—	241,800	@,L	AMIS Holdings, Inc.		2,418,000	—	2,418,000
—	12,300	12,300		Analog Devices, Inc.		—	395,322	395,322

738,600	—	738,600	@	Applied Micro Circuits Corp.		2,016,378	—	2,016,378
—	188,900	188,900	@,@@	ASML Holding NV		—	3,819,558	3,819,558
293,300	—	293,300	@	Fairchild Semiconductor International, Inc.		5,329,261	—	5,329,261
225,700	—	225,700	@,L	Freescale Semiconductor, Inc.		6,545,300	—	6,545,300
307,900	—	307,900	@,L	International Rectifier Corp.		12,032,732	—	12,032,732
45,500	—	45,500		KLA-Tencor Corp.		1,891,435	—	1,891,435
—	80,800	80,800	@	MEMC Electronic Materials, Inc.		—	3,030,000	3,030,000
207,000	—	207,000	@,L	ON Semiconductor Corp.		1,217,160	—	1,217,160
260,200	—	260,200	@,L	PMC — Sierra, Inc.		2,445,880	—	2,445,880
—	800	800	@,@@	Saifun Semiconductors Ltd.		—	22,920	22,920
129,900	48,000	177,900	@,L	Teradyne, Inc.		1,809,507	668,640	2,478,147
—	44,600	44,600		Texas Instruments, Inc.		—	1,350,934	1,350,934
—	136,950	136,950	@,L	Veeco Instruments, Inc.		—	3,264,888	3,264,888
111,900	—	111,900	L	Xilinx, Inc.		2,534,535	—	2,534,535
—	132,462	132,462	@,L	Zoran Corp.		—	3,224,125	3,224,125
						41,092,063	17,694,230	58,786,293

				Software:	1.1%
—	9,100	9,100	@,@@,L	Cognos, Inc.		—	256,052	256,052
—	71,500	71,500	@,@@	Cognos, Inc. - Common Shares		—	2,034,175	2,034,175
86,700	—	86,700	@,L	Compuware Corp.		580,890	—	580,890
—	65,736	65,736	@,L	Eclipsys Corp.		—	1,193,766	1,193,766
—	8	8	@@	Financial Technologies India Ltd.		—	209	209
—	224,900	224,900		IMS Health, Inc.		—	5,864,040	5,864,040
—	4,400	4,400	@	Informatica Corp.		—	57,904	57,904
—	5,075	5,075	@@	Infosys Technologies Ltd.		—	339,569	339,569
—	5,400	5,400	@@,L	Infosys Technologies Ltd. ADR		—	412,614	412,614
—	57,130	57,130	@,L	Open Solutions, Inc.		—	1,520,229	1,520,229
—	28,800	28,800	@,L	PLATO Learning, Inc.		—	179,136	179,136
—	17,016	17,016	L	Quality Systems, Inc.		—	626,529	626,529
44,200	—	44,200	@,L	SCO Group, Inc.**		181,220	—	181,220
—	8,600	8,600	@,@@	Tele Atlas NV		—	181,015	181,015
—	43,847	43,847	@,@@	Temenos Group AG		—	402,446	402,446
—	100	100	@	THQ, Inc.		—	2,160	2,160
						762,110	13,069,844	13,831,954

				Telecommunications:	3.2%
—	48,500	48,500		Adtran, Inc.		—	1,087,855	1,087,855
—	27,800	27,800	@@	America Movil SA de CV ADR		—	924,628	924,628
42,700	—	42,700	@,L	American Tower Corp.		1,328,824	—	1,328,824
—	151,800	151,800	L	AT&T, Inc.		—	4,233,702	4,233,702
73,800	—	73,800	@,L	Atheros Communications, Inc.		1,399,248	—	1,399,248
—	157,800	157,800	@,L	Avaya, Inc.		—	1,802,076	1,802,076
—	7,900	7,900		Black Box Corp.		—	302,807	302,807
—	46,000	46,000	@@	D-Link Corp.		—	50,132	50,132
328,400	—	328,400	@	EMS Technologies, Inc.**		5,901,348	—	5,901,348
—	42,700	42,700		Harris Corp.		—	1,772,477	1,772,477
—	138,100	138,100	@,L	Hypercom Corp.		—	1,291,235	1,291,235
880,900	—	880,900	@,L	JDS Uniphase Corp.		2,228,677	—	2,228,677
938,000	—	938,000	@	MDU Communications International, Inc.**		862,960	—	862,960
—	14	14	@,L	NII Holdings, Inc.		—	789	789
262,000	—	262,000	@,L	Novatel Wireless, Inc.**		2,719,560	—	2,719,560
—	24	24	@,@@	Option NV		—	575	575
—	91,200	91,200		Qualcomm, Inc.		—	3,654,384	3,654,384
187,600	620,500	808,100	@,L	Qwest Communications International, Inc.		1,517,683	5,019,845	6,537,528
—	138,900	138,900	@	Tellabs, Inc.		—	1,848,759	1,848,759
—	48,549	48,549		USA Mobility, Inc.		—	805,913	805,913
—	124,000	124,000	@@	Zyxel Communications Corp.		—	203,174	203,174
						15,958,300	22,998,351	38,956,651

				Textiles:	0.2%
—	64,274	64,274		Cintas Corp.		—	2,555,534	2,555,534
—	29,500	29,500	@@	Kuraray Co., Ltd.		—	330,200	330,200
						—	2,885,734	2,885,734

				Transportation:	0.3%
—	1,400	1,400	@,@@	Golar LNG Ltd.		—	18,662	18,662
—	10	10	@@	Hanjin Shipping		—	239	239
—	128	128	@	HUB Group, Inc.		—	3,140	3,140
—	41,500	41,500	L	JB Hunt Transport Services, Inc.		—	1,033,765	1,033,765
90,000	—	90,000	@,L	RailAmerica, Inc.		941,400	—	941,400
—	900	900	@,@@	Sea Containers Ltd.		—	4,293	4,293
—	76,700	76,700	@@,L	Ship Finance International Ltd.		—	1,327,677	1,327,677
						941,400	2,387,776	3,329,176

				Trucking & Leasing:	0.2%
—	66,400	66,400		GATX Corp.		—	2,822,000	2,822,000
						—	2,822,000	2,822,000

				Venture Capital:	0.0%
—	7,700	7,700	@@	Jafco Co., Ltd.		—	463,233	463,233
						—	463,233	463,233

				Total Common Stock		458,335,262	684,024,496	1,142,359,758
				(Cost $)		411,991,800	634,239,747	1,046,231,547

Principal						Value

SHORT-TERM INVESTMENTS: 22.5%
				U.S. Government Agency Obligations:	0.2%
2,789,000	—	2,789,000		Federal Home Loan Bank, 4.700%, due 07/03/06		2,787,908	—	2,787,908

				Total U.S. Government Agency Obligations		2,787,908	—	2,787,908
				(Cost $)		2,787,908	—	2,787,908

				Securities Lending Collateralcc:	22.3%
126,174,439	147,320,462	273,494,901		The Bank of New York Institutional Cash Reserve Fund		126,174,439	147,320,462	273,494,901

				Total Securities Lending Collateral		126,174,439	147,320,462	273,494,901
				(Cost $)		126,174,439	147,320,462	273,494,901

				Total Short-Term Investments		128,962,347	147,320,462	276,282,809
				(Cost $)		128,962,347	147,320,462	276,282,809

				Total Investments In Securities	115.7%	587,297,609	831,344,958	1,418,642,567
				(Cost $)*		540,954,147	781,560,209	1,322,514,356
				Other Assets and Liabilities - Net	(15.7)	(126,573,798)	(65,763,111)	(192,336,909)
				Net Assets (Prior Pro Forma Adjustments)	100.0%	460,723,811	765,581,847	1,226,305,658

				Pro Forma Adjustments		—	—	—
				Net Assets (After Pro Forma Adjustments)	100.0%	460,723,811	765,581,847	1,226,305,658

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors /Trustees.

cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30,2006.
*	Cost for federal income tax purposes is	$541,111,792	$785,026,753	$1,326,138,545
**	If the Reorganization is approved, the portfolio security is expected to be sold prior to or shortly after the Reorganization.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$73,182,724	$65,839,525	$139,022,249
	Gross Unrealized Depreciation	(26,996,907)	(19,521,320)	(46,518,227)
	Net Unrealized Appreciation	$46,185,817	$46,318,205	$92,504,022

NOTES TO AUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Capital Guardian Small/Mid Cap Portfolio (“Capital Guardian Small/Mid Cap Portfolio”) and ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap Portfolio”), approved an Agreement and Plan of Reorganization dated November 9, 2006, respectively (the “Plan”) whereby, subject to approval by the shareholders of Capital Guardian Small/Mid Cap Portfolio,  FMRSM Diversified Mid Cap Portfolio will acquire all of the assets of Capital Guardian Small/Mid Cap Portfolio, subject to the liabilities of such Portfolio, in exchange for a number of shares of FMRSM Diversified Mid Cap Portfolio equal in value to the net assets of Capital Guardian Small/Mid Cap Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with FMRSM Diversified Mid Cap Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2006. The unaudited pro forma Statement of Operations and Statement of Assets and Liabilities reflect the financial position of Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio as of June 30, 2006. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Capital Guardian Small/Mid Cap Portfolio and FMRSM Diversified Mid Cap Portfolio under U.S. generally accepted accounting principles for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Value Choice for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of the Portfolio. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common FMRSM Diversified Mid Cap Portfolio issued in connection with the proposed acquisition of Capital Guardian Small/Mid Cap Portfolio by FMRSM Diversified Mid Cap Portfolio as of June 30, 2006. The number of additional shares issued was calculated by dividing the net asset value of each class of Capital Guardian

Small/Mid Cap Portfolio by the respective class net asset value per share of FMRSM Diversified Mid Cap Portfolio.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2006. Capital Guardian Small/Mid Cap Portfolio’s expenses were adjusted assuming FMRSM Diversified Mid Cap Portfolio’s fee structure was in effect for the twelve months ended June 30, 2006.

Note 5 – Merger Costs:

Due to the Unified Fee structure, Directed Services, LLC, or an affiliate, will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-screen instructions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

ING INVESTORS TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 12, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING Capital Guardian Small/Mid Cap Portfolio

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on April 12, 2007 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as specified.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This proxy ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your proxy ballot as soon as possible. Your vote is important regardless of the number of shares you own.   If you vote via phone or the Internet, you do not need to return your proxy ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING Capital Guardian Small/Mid Cap Portfolio and ING FMRSM Diversified Mid Cap Portfolio, providing for the reorganization of ING Capital Guardian Small/Mid Cap Portfolio with and into ING FMRSM Diversified Mid Cap Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-screen instructions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

SPECIAL MEETING OF SHAREHOLDERS

APRIL 12, 2007

PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your voting instruction card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING Capital Guardian Small/Mid Cap Portfolio and ING FMRSM Diversified Mid Cap Portfolio, providing for the reorganization of ING Capital Guardian Small/Mid Cap Portfolio with and into ING FMRSM Diversified Mid Cap Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services, LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

Section 16 of the Distribution Agreement between the Trust and ING Funds Distributor, LLC (“IFD”) states that nothing contained in the Distribution Agreement shall be deemed to protect IFD against any liability to the Trust or its shareholders to which IFD would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of IFD’s duties under the Distribution Agreement, or by reason of IFD’s reckless disregard of its obligations or duties under the Distribution Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services, LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)                                  (a)                                  Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

(b)                                 Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) – previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

(c)                                  Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(d)                                 Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(e)                                  Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(f)                                    Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(g)                                 Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(h)                                 Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

2

(i)                                     Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust – previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(j)                                     Amendment #10 effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(k)                                  Amendment #11 effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(l)                                     Amendment #12 effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(m)                               Amendment #13 effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(n)                                 Amendment #14 effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(o)                                 Amendment #15 effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(p)                                 Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(q)                                 Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(r)                                    Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

3

(s)                                  Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(t)                                    Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(u)                                 Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(v)                                 Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(w)                               Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on November 28, 2005, File No. 33-23512, and incorporated herein by reference.

(x)                                   Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(y)                                 Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(z)                                   Amendment #26 effective January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(aa)                            Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(bb)                          Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

4

(cc)                            Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(dd)                          Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 14, 2006, File No. 33-23512, and incorporated herein by reference.

(2)                                  By-laws – previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)                                  Not Applicable.

(4)                                  Form of Agreement and Plan of Reorganization between ING Investors Trust (“Trust”), on behalf of ING FMRSM Diversified Mid Cap Portfolio, a separate series of the Trust, and the Trust, on behalf of ING Capital Guardian Small/Mid Cap Portfolio, another separate series of the Trust – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 5, 2007, File No. 333-139825, and incorporated herein by reference.

(5)                                  Instruments Defining Rights of Security Holders – previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)                                  (a)                                  Form of Amended and Restated Management Agreement dated October 24, 1997, as amended May 24, 2002, and amended and restated effective January 1, 2007 between ING Investors Trust and Directed Services, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(b)                                 Portfolio Management Agreements

(i)                                     Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Fidelity Management & Research Company - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(A)                              Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)                                Amended Schedule A, effective July 17, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors

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Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Fidelity Management & Research Company – previously filed as an exhibit to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006, File No. 33-23512, and incorporated herein by reference.

(C)                                Amended Schedule B Compensation for Services to Series, effective July 17, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, LLC (formerly, Directed Services, Inc.) and Fidelity Management & Research Company – previously filed as an exhibit to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006, File No. 33-23512, and incorporated herein by reference.

(7)                                  (a)                                 Distribution Agreement dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(b)                                Amended and Restated Distribution Plan for Service 2 Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(i)                                    Reduction in fee letter for Service 2 Class shares dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(c)                                  Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(i)                                    Reduction in fee letter for Adviser Class shares dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(d)                                Shareholder Service Plan for Service 2 Class and Service Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(8)                                  Deferred Compensation Plan for Independent Directors effective September 15, 2005 – previously filed as an exhibit to the Registration Statement on Form N-14 of ING Investors Trust filed on July 18, 2006, File No. 333-135844 and incorporated herein by reference.

(9)                                  (a)                                 Custody Agreement with The Bank of New York dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on

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Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

(b)                                    Foreign Custody Manager Agreement dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(10)                            (a)                                     Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 — previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

(i)                                   Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(11)                           Opinion and Consent of Counsel – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust filed on January 5, 2007, File No. 333-139825, and incorporated herein by reference.

(12)                           Opinion and Consent of Counsel Supporting Tax Matters and Consequences – to be filed by subsequent post-effective amendment.

(13)         (a)          (i)         Form of Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(ii)                                Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, LLC (formerly, Directed Services, Inc.) and Security Life of Denver Insurance Company - previously filed as an exhibit to the Registration Statement on Form N-1A of the ING Investors Trust, as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(b)                              Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(c)                                 (i)                                    Amended and Restated Shareholder Services Agreement for ING Investors Trust dated April 29, 2005 — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

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(ii)                                Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(iii)                             Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(A)                              Global Securities Lending Supplement — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(d)                                 (i)                                   Organizational Agreement for Golden American Life Insurance Company— previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)                                Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

(iii)                             Organizational Agreement for The Mutual Benefit Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

(A)                              Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(e)                                  (i)                                   Settlement Agreement for Golden American Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)                                Assignment Agreement for Settlement Agreement — previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

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(iii)                             Settlement Agreement for The Mutual Benefit Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(iv)                            Assignment Agreement for Settlement Agreement — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(f)                                    (i)                                   Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, LLC (formerly, Directed Services, Inc.)— previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)                                Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(A)                              Form of Schedule A with respect to Indemnification Agreement — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(g)                                 (i)                                   Form of Participation Agreement dated January 1, 2007 among ING Life Insurance and Annuity Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(ii)                                Form of Participation Agreement dated January 1, 2007 among ReliaStar Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(iii)                             Form of Participation Agreement dated January 1, 2007 among ReliaStar Life Insurance Company of New York, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(iv)                            Form of Participation Agreement dated January 1, 2007 among ING USA Annuity and Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on

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Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(v)                                 Form of Participation Agreement dated January 1, 2007 among Security Life of Denver, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(vi)                              Form of Participation Agreement dated January 1, 2007 among Metropolitan Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 17, 2007, File No. 333-140046, and incorporated herein by reference.

(vii)                           Form of Participation Agreement among ING Investors Trust and ING Insurance Company of America and Directed Services, LLC (formerly, Directed Services, Inc.) dated January 2005 — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(h)                                 (i)                                     Allocation Agreement dated May 24, 2002 - Fidelity Bond — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(A)                              Amended Schedule A with respect to the Allocation Agreement - Blanket Bond – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)                                Allocation Agreement dated May 24, 2002 - Directors & Officers Liability — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(C)                                Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(D)                               Proxy Agent Fee Allocation Agreement made August 21, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

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(E)                               Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(ii)                                  FT Interactive Fee Allocation Agreement made August 21, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(A)                            Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)                              Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement — previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(iii)        Amended and Restated Expense Limitation Agreement dated February 1, 2005 between ING Investments, LLC and ING Investors Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(14)                         Consent of independent auditors – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 5, 2007, File No. 333-139825, and incorporated herein by reference.

(15)                         Not applicable.

(16)                         Powers of attorney – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 5, 2007, File No. 333-139825, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective

11

amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 9th day of February, 2007.

ING INVESTOR TRUST
By:

/s/ Huey P. Falgout Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President and Chief Executive Officer	February 9, 2007

Todd Modic*	Senior Vice President, Chief/Principal Financial Officer	February 9, 2007

Jock Patton*	Chairman and Trustee	February 9, 2007

John V. Boyer*	Trustee	February 9, 2007

Patricia W. Chadwick*	Trustee	February 9, 2007

J. Michael Earley*	Trustee	February 9, 2007

R. Barbara Gitenstein*	Trustee	February 9, 2007

Patrick W. Kenny*	Trustee	February 9, 2007

Walter H. May*	Trustee	February 9, 2007

Sheryl K. Pressler*	Trustee	February 9, 2007

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SIGNATURE	TITLE	DATE

John G. Turner*	Trustee	February 9, 2007

David W.C. Putnam*	Trustee	February 9, 2007

Roger B. Vincent*	Trustee	February 9, 2007

*By:	/s/ Huey P. Falgout Jr.

Huey P. Falgout, Jr.

Attorney-in-Fact**

** Executed pursuant to powers of attorney previously filed as an Exhibit to the Registration Statement on Form N-14 of the ING Investors Trust filed on January 5, 2007, File No. 333-139825, and incorporated herein by reference.

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